THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Automobile Components — 0.6%
129,059	BorgWarner, Inc.	$4,557,073
	Automobiles — 1.7%
184,728	General Motors Co.	8,187,145
118,153	Harley-Davidson, Inc.	4,430,738
		12,617,883
	Banks — 3.0%
99,957	Bank of America Corp.	4,029,267
87,912	Comerica, Inc.	4,818,457
323,123	Regions Financial Corp.	7,228,261
104,710	Wells Fargo & Co.	6,213,491
		22,289,476
	Beverages — 0.7%
102,379	Molson Coors Beverage Co. Class B	5,410,730
	Biotechnology — 4.7%
11,124	Amgen, Inc.	3,698,396
139,326	Incyte Corp.[1]	9,065,943
36,842	United Therapeutics Corp.[1]	11,542,230
21,739	Vertex Pharmaceuticals, Inc.[1]	10,776,457
		35,083,026
	Broadline Retail — 2.0%
22,121	Amazon.com, Inc.[1]	4,136,184
192,224	eBay, Inc.	10,689,577
		14,825,761
	Building Products — 1.1%
44,613	Owens Corning	8,314,971
	Capital Markets — 3.4%
157,506	Bank of New York Mellon Corp.	10,248,915
58,912	CME Group, Inc.	11,411,844
26,023	Intercontinental Exchange, Inc.	3,944,046
		25,604,805
	Chemicals — 0.5%
106,183	Axalta Coating Systems Ltd.[1]	3,785,424
	Communications Equipment — 3.4%
19,788	Arista Networks, Inc.[1]	6,857,532
76,534	Ciena Corp.[1]	4,036,403
166,296	Cisco Systems, Inc.	8,057,041
34,038	F5, Inc.[1]	6,931,498
		25,882,474
	Construction Materials — 1.1%
94,033	CRH PLC	8,058,628
	Consumer Staples Distribution & Retail — 1.0%
71,752	Kroger Co.	3,910,484
69,994	U.S. Foods Holding Corp.[1]	3,806,974
		7,717,458
	Containers & Packaging — 0.8%
92,183	Berry Global Group, Inc.	6,058,267
	Diversified Telecommunication Services — 1.5%
603,081	AT&T, Inc.	11,609,309
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.1%
35,071	Entergy Corp.	$4,067,184
118,997	Exelon Corp.	4,426,688
		8,493,872
	Electrical Equipment — 0.6%
27,055	AMETEK, Inc.	4,693,501
	Electronic Equipment, Instruments & Components — 1.3%
45,424	TD SYNNEX Corp.	5,413,178
29,022	TE Connectivity Ltd.	4,478,965
		9,892,143
	Energy Equipment & Services — 2.3%
322,277	Baker Hughes Co.	12,478,565
139,382	Halliburton Co.	4,833,768
		17,312,333
	Financial Services — 3.8%
39,627	Corpay, Inc.[1]	11,563,951
127,030	PayPal Holdings, Inc.[1]	8,356,033
15,940	Visa, Inc. Class A	4,234,780
387,720	Western Union Co.	4,609,991
		28,764,755
	Food Products — 1.5%
113,352	General Mills, Inc.	7,610,453
115,858	Kraft Heinz Co.	4,079,360
		11,689,813
	Ground Transportation — 0.8%
174,274	CSX Corp.	6,117,017
	Health Care Providers & Services — 5.1%
126,428	Centene Corp.[1]	9,724,842
29,833	Cigna Group	10,401,872
26,827	Elevance Health, Inc.	14,272,769
10,977	Molina Healthcare, Inc.[1]	3,746,121
		38,145,604
	Hotel & Resort REITs — 0.5%
195,507	Host Hotels & Resorts, Inc.	3,423,328
	Hotels, Restaurants & Leisure — 1.5%
25,432	Airbnb, Inc. Class A1	3,549,290
232,659	Aramark	7,973,224
		11,522,514
	Household Durables — 1.0%
52,090	Toll Brothers, Inc.	7,433,764
	Household Products — 0.5%
39,588	Colgate-Palmolive Co.	3,926,734
	Insurance — 2.7%
52,471	Hartford Financial Services Group, Inc.	5,820,083
35,936	Marsh & McLennan Cos., Inc.	7,998,276
119,160	Unum Group	6,855,275
		20,673,634
	Interactive Media & Services — 2.7%
76,514	Alphabet, Inc. Class A	13,125,211
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — (Continued)
15,707	Meta Platforms, Inc. Class A	$7,458,155
		20,583,366
	IT Services — 4.9%
108,888	Akamai Technologies, Inc.[1]	10,701,513
48,160	Amdocs Ltd.	4,212,555
117,231	Cognizant Technology Solutions Corp. Class A	8,872,042
57,275	Okta, Inc.[1]	5,380,414
129,425	Twilio, Inc. Class A1	7,652,900
		36,819,424
	Life Sciences Tools & Services — 0.6%
17,573	IQVIA Holdings, Inc.[1]	4,327,000
	Machinery — 4.6%
50,339	Allison Transmission Holdings, Inc.	4,459,532
42,579	Ingersoll Rand, Inc.	4,274,932
61,544	PACCAR, Inc.	6,071,931
24,178	Parker-Hannifin Corp.	13,567,726
21,500	Snap-on, Inc.	6,171,145
		34,545,266
	Media — 4.8%
304,057	Comcast Corp. Class A	12,548,432
202,204	Fox Corp. Class A	7,691,840
283,465	News Corp. Class A	7,817,965
80,580	Omnicom Group, Inc.	7,900,063
		35,958,300
	Metals & Mining — 0.5%
28,656	Steel Dynamics, Inc.	3,817,552
	Multi-Utilities — 2.4%
74,802	DTE Energy Co.	9,015,885
300,486	NiSource, Inc.	9,390,188
		18,406,073
	Oil, Gas & Consumable Fuels — 1.3%
90,786	HF Sinclair Corp.	4,672,756
239,993	Kinder Morgan, Inc.	5,071,052
		9,743,808
	Personal Care Products — 0.5%
195,818	Kenvue, Inc.	3,620,675
	Pharmaceuticals — 1.9%
147,188	Bristol-Myers Squibb Co.	7,000,261
47,980	Johnson & Johnson	7,573,643
		14,573,904
	Real Estate Management & Development — 0.7%
44,298	CBRE Group, Inc. Class A1	4,992,828
	Semiconductors & Semiconductor Equipment — 8.8%
171,290	Amkor Technology, Inc.	5,594,331
59,075	Applied Materials, Inc.	12,535,715
63,375	Cirrus Logic, Inc.[1]	8,269,170
23,965	NXP Semiconductors NV	6,306,629
118,631	ON Semiconductor Corp.[1]	9,282,876
67,706	Qorvo, Inc.[1]	8,111,179
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
38,646	QUALCOMM, Inc.	$6,992,994
79,174	Skyworks Solutions, Inc.	8,995,750
		66,088,644
	Software — 7.0%
115,832	DocuSign, Inc.[1]	6,426,359
350,337	Dropbox, Inc. Class A1	8,380,061
138,650	Dynatrace, Inc.[1]	6,089,508
218,385	Fortinet, Inc.[1]	12,675,066
21,926	Salesforce, Inc.	5,674,449
286,562	UiPath, Inc. Class A1,2	3,487,460
13,159	Workday, Inc. Class A1	2,988,672
111,871	Zoom Video Communications, Inc. Class A1	6,757,008
		52,478,583
	Specialized REITs — 2.0%
13,269	Equinix, Inc.	10,485,695
38,732	Lamar Advertising Co. Class A	4,642,417
		15,128,112
	Specialty Retail — 4.8%
168,047	American Eagle Outfitters, Inc.	3,705,436
57,584	Dick’s Sporting Goods, Inc.	12,458,299
60,468	Ross Stores, Inc.	8,660,832
97,916	TJX Cos., Inc.	11,066,466
		35,891,033
	Technology Hardware, Storage & Peripherals — 3.3%
678,195	Hewlett Packard Enterprise Co.	13,502,862
53,643	NetApp, Inc.	6,811,588
70,364	Pure Storage, Inc. Class A1	4,216,915
		24,531,365
	Textiles, Apparel & Luxury Goods — 0.7%
78,953	Skechers USA, Inc. Class A1	5,142,209
	TOTAL COMMON STOCKS (Cost $575,157,725)	750,552,439
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$2,717,217	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $2,717,338, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $2,774,900, coupon rate of 4.250%, due 12/31/25, market value of $2,771,659)	2,717,217
	TOTAL REPURCHASE AGREEMENT (Cost $2,717,217)	2,717,217
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
3,288,513	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32%[3]	3,288,513
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,288,513)	3,288,513
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
TOTAL INVESTMENTS (Cost $581,163,455)	100.5%	$756,558,169
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(3,544,743)
NET ASSETS	100.0%	$753,013,426

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Beverages — 1.9%
428,966	Coca-Cola Co.	$28,629,191
	Biotechnology — 4.9%
508,688	Incyte Corp.[1]	33,100,328
79,437	Vertex Pharmaceuticals, Inc.[1]	39,378,510
		72,478,838
	Broadline Retail — 2.0%
550,266	eBay, Inc.	30,600,292
	Building Products — 2.0%
88,611	Trane Technologies PLC	29,620,885
	Capital Markets — 0.7%
67,617	Intercontinental Exchange, Inc.	10,248,032
	Chemicals — 1.1%
439,605	Axalta Coating Systems Ltd.[1]	15,671,918
	Communications Equipment — 2.9%
124,653	Arista Networks, Inc.[1]	43,198,497
	Electronic Equipment, Instruments & Components — 5.6%
444,423	Amphenol Corp. Class A	28,558,622
107,935	CDW Corp.	23,541,703
277,214	Jabil, Inc.	31,233,701
		83,334,026
	Entertainment — 3.7%
66,701	Netflix, Inc.[1]	41,911,573
40,040	Spotify Technology SA1	13,771,358
		55,682,931
	Financial Services — 4.8%
113,303	Fiserv, Inc.[1]	18,532,972
247,115	PayPal Holdings, Inc.[1]	16,255,225
137,998	Visa, Inc. Class A	36,661,928
		71,450,125
	Health Care Providers & Services — 3.2%
32,582	Cencora, Inc.	7,750,606
57,361	Elevance Health, Inc.	30,517,773
29,254	Molina Healthcare, Inc.[1]	9,983,513
		48,251,892
	Hotels, Restaurants & Leisure — 1.7%
83,209	Airbnb, Inc. Class A1	11,612,648
3,849	Booking Holdings, Inc.	14,299,074
		25,911,722
	Household Durables — 1.9%
88,860	Lennar Corp. Class A	15,722,000
27,756	TopBuild Corp.[1]	13,282,356
		29,004,356
	Household Products — 0.5%
48,003	Procter & Gamble Co.	7,716,962
	Insurance — 0.8%
52,586	Marsh & McLennan Cos., Inc.	11,704,066
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 7.6%
241,253	Alphabet, Inc. Class A	$41,384,539
85,555	Meta Platforms, Inc. Class A	40,624,081
968,585	Pinterest, Inc. Class A1	30,946,291
		112,954,911
	IT Services — 5.8%
57,221	Accenture PLC Class A	18,918,407
37,559	Gartner, Inc.[1]	18,824,195
322,235	Okta, Inc.[1]	30,270,756
319,650	Twilio, Inc. Class A1	18,900,905
		86,914,263
	Life Sciences Tools & Services — 1.9%
74,209	Medpace Holdings, Inc.[1]	28,386,427
	Machinery — 1.5%
24,751	Caterpillar, Inc.	8,568,796
69,069	Lincoln Electric Holdings, Inc.	14,187,463
		22,756,259
	Oil, Gas & Consumable Fuels — 0.9%
166,505	ONEOK, Inc.	13,874,862
	Professional Services — 1.3%
42,256	Automatic Data Processing, Inc.	11,097,271
69,059	Paychex, Inc.	8,840,933
		19,938,204
	Semiconductors & Semiconductor Equipment — 11.9%
181,302	Applied Materials, Inc.	38,472,284
23,512	KLA Corp.	19,352,022
12,152	Lam Research Corp.	11,194,909
24,121	Monolithic Power Systems, Inc.	20,818,594
343,200	NVIDIA Corp.	40,161,264
224,827	ON Semiconductor Corp.[1]	17,592,713
165,814	QUALCOMM, Inc.	30,004,043
		177,595,829
	Software — 16.8%
440,613	DocuSign, Inc.[1]	24,445,209
492,579	Dynatrace, Inc.[1]	21,634,070
468,920	Fortinet, Inc.[1]	27,216,117
99,212	Microsoft Corp.	41,505,340
124,942	Salesforce, Inc.	32,334,990
42,609	ServiceNow, Inc.[1]	34,700,344
355,021	Smartsheet, Inc. Class A1	17,026,807
32,559	Synopsys, Inc.[1]	18,178,341
1,318,900	UiPath, Inc. Class A1,2	16,051,013
77,204	Workday, Inc. Class A1	17,534,572
		250,626,803
	Specialty Retail — 9.4%
180,935	Dick’s Sporting Goods, Inc.	39,145,287
45,416	Home Depot, Inc.	16,720,355
221,697	Ross Stores, Inc.	31,753,661
225,241	TJX Cos., Inc.	25,456,738
173,802	Williams-Sonoma, Inc.[2]	26,883,693
		139,959,734
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 5.1%
80,934	Apple, Inc.	$17,973,823
245,849	NetApp, Inc.	31,217,906
439,762	Pure Storage, Inc. Class A1	26,354,936
		75,546,665
	TOTAL COMMON STOCKS (Cost $1,053,581,394)	1,492,057,690
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$3,493,164	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $3,493,319, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $3,567,300, coupon rate of 4.250%, due 12/31/25, market value of $3,563,115)	3,493,164
	TOTAL REPURCHASE AGREEMENT (Cost $3,493,164)	3,493,164
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
8,415,463	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32%[3]	8,415,463
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,415,463)	8,415,463
TOTAL INVESTMENTS (Cost $1,065,490,021)	100.7%	$1,503,966,317
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(9,968,020)
NET ASSETS	100.0%	$1,493,998,297

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Automobile Components — 1.3%
299	BorgWarner, Inc.	$10,558
136	Lear Corp.	16,597
		27,155
	Automobiles — 0.3%
530	Ford Motor Co.	5,735
	Banks — 7.9%
1,201	Bank of America Corp.	48,412
216	Citigroup, Inc.	14,014
512	Columbia Banking System, Inc.	13,394
207	Comerica, Inc.	11,346
163	East West Bancorp, Inc.	14,326
457	Fifth Third Bancorp	19,350
1,828	Regions Financial Corp.	40,892
		161,734
	Beverages — 0.5%
203	Molson Coors Beverage Co. Class B	10,729
	Biotechnology — 4.9%
531	Gilead Sciences, Inc.	40,388
490	Incyte Corp.[1]	31,884
87	United Therapeutics Corp.[1]	27,256
		99,528
	Broadline Retail — 1.5%
536	eBay, Inc.	29,807
	Building Products — 3.4%
241	Fortune Brands Innovations, Inc.	19,475
136	Masco Corp.	10,588
217	Owens Corning	40,444
		70,507
	Capital Markets — 3.4%
204	CME Group, Inc.	39,517
203	Intercontinental Exchange, Inc.	30,767
		70,284
	Chemicals — 2.7%
245	DuPont de Nemours, Inc.	20,506
341	LyondellBasell Industries NV Class A	33,916
		54,422
	Communications Equipment — 0.5%
206	Cisco Systems, Inc.	9,981
	Construction Materials — 1.1%
255	CRH PLC	21,854
	Consumer Finance — 1.1%
83	Capital One Financial Corp.	12,566
200	Synchrony Financial	10,158
		22,724
	Consumer Staples Distribution & Retail — 1.3%
477	Kroger Co.	25,996
	Containers & Packaging — 1.1%
247	International Paper Co.	11,481
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Containers & Packaging — (Continued)
54	Packaging Corp. of America	$10,793
		22,274
	Diversified Consumer Services — 1.1%
400	H&R Block, Inc.	23,176
	Diversified Telecommunication Services — 2.0%
1,352	AT&T, Inc.	26,026
342	Verizon Communications, Inc.	13,858
		39,884
	Electric Utilities — 4.0%
381	Entergy Corp.	44,185
170	Eversource Energy	11,035
727	Exelon Corp.	27,044
		82,264
	Energy Equipment & Services — 1.6%
828	Baker Hughes Co.	32,060
	Financial Services — 3.8%
878	MGIC Investment Corp.	21,810
322	PayPal Holdings, Inc.[1]	21,181
250	Voya Financial, Inc.	18,182
1,465	Western Union Co.	17,419
		78,592
	Food Products — 3.2%
258	Archer-Daniels-Midland Co.	15,999
131	Bunge Global SA	13,785
261	General Mills, Inc.	17,524
488	Kraft Heinz Co.	17,182
		64,490
	Ground Transportation — 1.3%
745	CSX Corp.	26,149
	Health Care Providers & Services — 7.6%
494	Centene Corp.[1]	37,998
106	Cigna Group	36,959
67	Elevance Health, Inc.	35,646
129	Molina Healthcare, Inc.[1]	44,024
		154,627
	Hotel & Resort REITs — 0.5%
528	Host Hotels & Resorts, Inc.	9,245
	Household Durables — 2.1%
83	PulteGroup, Inc.	10,956
225	Toll Brothers, Inc.	32,110
		43,066
	Household Products — 0.6%
82	Procter & Gamble Co.	13,182
	Independent Power & Renewable Electricity Producer — 0.5%
535	AES Corp.	9,518
	Insurance — 3.6%
154	American International Group, Inc.	12,202
334	Fidelity National Financial, Inc.	18,507
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
114	Globe Life, Inc.	$10,572
95	Hartford Financial Services Group, Inc.	10,537
391	Unum Group	22,494
		74,312
	IT Services — 2.5%
194	Akamai Technologies, Inc.[1]	19,066
144	Amdocs Ltd.	12,596
264	Cognizant Technology Solutions Corp. Class A	19,980
		51,642
	Machinery — 6.4%
137	Caterpillar, Inc.	47,429
68	Cummins, Inc.	19,842
235	PACCAR, Inc.	23,185
32	Parker-Hannifin Corp.	17,957
81	Snap-on, Inc.	23,250
		131,663
	Media — 3.3%
1,039	Comcast Corp. Class A	42,880
659	Fox Corp. Class A	25,068
		67,948
	Metals & Mining — 0.5%
34	Reliance, Inc.	10,355
	Multi-Utilities — 1.0%
669	NiSource, Inc.	20,906
	Oil, Gas & Consumable Fuels — 5.1%
338	Exxon Mobil Corp.	40,084
375	HF Sinclair Corp.	19,301
155	Phillips 66	22,549
140	Valero Energy Corp.	22,641
		104,575
	Personal Care Products — 0.8%
880	Kenvue, Inc.	16,271
	Pharmaceuticals — 4.0%
706	Bristol-Myers Squibb Co.	33,577
130	Johnson & Johnson	20,521
323	Pfizer, Inc.	9,865
667	Royalty Pharma PLC Class A	18,789
		82,752
	Real Estate Management & Development — 0.6%
103	CBRE Group, Inc. Class A1	11,609
	Retail REITs — 1.5%
548	Realty Income Corp. REIT	31,472
	Semiconductors & Semiconductor Equipment — 3.5%
146	Applied Materials, Inc.	30,981
141	Qorvo, Inc.[1]	16,892
53	QUALCOMM, Inc.	9,590
124	Skyworks Solutions, Inc.	14,089
		71,552
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 0.6%
200	Zoom Video Communications, Inc. Class A1	$12,080
	Specialized REITs — 2.1%
12	Equinix, Inc.	9,483
1,058	VICI Properties, Inc.	33,073
		42,556
	Specialty Retail — 1.4%
81	Dick’s Sporting Goods, Inc.	17,524
66	Williams-Sonoma, Inc.	10,209
		27,733
	Technology Hardware, Storage & Peripherals — 2.1%
2,207	Hewlett Packard Enterprise Co.	43,941
	Trading Companies & Distributors — 1.0%
387	Core & Main, Inc. Class A1	20,693
	TOTAL COMMON STOCKS (Cost $1,628,971)	2,031,043
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$16,294	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $16,295, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $16,700, coupon rate of 4.250%, due 12/31/25, market value of $16,741)	16,294
	TOTAL REPURCHASE AGREEMENT (Cost $16,294)	16,294
TOTAL INVESTMENTS (Cost $1,645,265)	100.1%	$2,047,337
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(3,065)
NET ASSETS	100.0%	$2,044,272

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Automobile Components — 1.4%
673	Adient PLC[1]	$17,337
1,984	American Axle & Manufacturing Holdings, Inc.[1]	14,741
		32,078
	Banks — 9.6%
620	Amalgamated Financial Corp.	19,722
381	Bancorp, Inc.[1]	19,751
483	BankUnited, Inc.	18,605
304	Byline Bancorp, Inc.	8,527
519	Central Pacific Financial Corp.	13,541
866	First BanCorp	18,576
378	Midland States Bancorp, Inc.	8,974
478	OFG Bancorp	21,711
474	Peoples Bancorp, Inc.	15,770
711	Premier Financial Corp.	18,017
1,144	Provident Financial Services, Inc.	21,210
206	UMB Financial Corp.	21,016
238	WSFS Financial Corp.	13,444
		218,864
	Biotechnology — 8.0%
2,672	ACELYRIN, Inc.[1,2]	16,032
2,843	Alector, Inc.[1]	17,058
533	Arcus Biosciences, Inc.[1]	8,746
1,616	CareDx, Inc.[1]	32,304
3,480	Editas Medicine, Inc.[1]	18,827
2,271	Relay Therapeutics, Inc.[1]	18,668
1,490	Sage Therapeutics, Inc.[1]	16,315
3,629	Sutro Biopharma, Inc.[1]	14,407
2,946	Verve Therapeutics, Inc.[1]	20,622
1,871	Zymeworks, Inc.[1]	19,571
		182,550
	Building Products — 2.4%
237	Gibraltar Industries, Inc.[1]	17,602
1,055	JELD-WEN Holding, Inc.[1]	17,608
838	Resideo Technologies, Inc.[1]	19,039
		54,249
	Capital Markets — 1.7%
276	Donnelley Financial Solutions, Inc.[1]	18,624
1,616	WisdomTree, Inc.	19,295
		37,919
	Chemicals — 1.4%
121	Innospec, Inc.	15,868
208	Minerals Technologies, Inc.	16,303
		32,171
	Commercial Services & Supplies — 1.9%
322	ABM Industries, Inc.	17,890
1,550	Interface, Inc.	26,784
		44,674
	Communications Equipment — 1.2%
718	Digi International, Inc.[1]	19,602
1,314	Infinera Corp.[1]	7,805
		27,407
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 2.0%
203	Primoris Services Corp.	$11,463
294	Sterling Infrastructure, Inc.[1]	34,210
		45,673
	Consumer Finance — 2.0%
1,789	EZCORP, Inc. Class A1	18,641
864	Green Dot Corp. Class A1	8,260
415	PROG Holdings, Inc.	18,700
		45,601
	Consumer Staples Distribution & Retail — 0.3%
146	Andersons, Inc.	7,961
	Containers & Packaging — 0.4%
125	Greif, Inc. Class A	8,335
	Diversified Consumer Services — 3.5%
312	Adtalem Global Education, Inc.[1]	24,464
5,414	Chegg, Inc.[1]	18,462
243	Frontdoor, Inc.[1]	9,589
375	Stride, Inc.[1]	28,492
		81,007
	Diversified REITs — 0.4%
291	Essential Properties Realty Trust, Inc. REIT	8,611
	Diversified Telecommunication Services — 0.6%
1,222	Liberty Latin America Ltd. Class C1	12,953
	Electric Utilities — 0.4%
86	Otter Tail Corp.	8,335
	Electronic Equipment, Instruments & Components — 4.0%
494	Benchmark Electronics, Inc.	23,648
198	ePlus, Inc.[1]	18,200
191	Itron, Inc.[1]	19,757
1,146	Mirion Technologies, Inc.[1]	12,079
230	Sanmina Corp.[1]	17,326
		91,010
	Energy Equipment & Services — 0.4%
405	Liberty Energy, Inc.	9,781
	Financial Services — 1.5%
502	Enact Holdings, Inc.	17,083
1	Paysafe Ltd.[1]	21
1,383	StoneCo Ltd. Class A1	18,145
		35,249
	Food Products — 0.7%
1,102	Dole PLC	16,365
	Gas Utilities — 0.6%
344	Northwest Natural Holding Co.	13,753
	Ground Transportation — 0.9%
666	RXO, Inc.[1]	21,119
	Health Care Equipment & Supplies — 3.3%
835	Avanos Medical, Inc.[1]	19,973
4,085	OraSure Technologies, Inc.[1]	18,301
674	Orthofix Medical, Inc.[1]	10,838
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,418	Tactile Systems Technology, Inc.[1]	$18,108
609	Varex Imaging Corp.[1]	9,007
		76,227
	Health Care Providers & Services — 2.0%
2,239	Accolade, Inc.[1]	9,180
707	Castle Biosciences, Inc.[1]	17,060
938	PetIQ, Inc.[1]	20,523
		46,763
	Health Care Technology — 1.3%
1,700	Health Catalyst, Inc.[1]	12,529
1,782	Teladoc Health, Inc.[1]	16,804
		29,333
	Hotel & Resort REITs — 1.4%
1,517	Sunstone Hotel Investors, Inc.	15,716
1,108	Xenia Hotels & Resorts, Inc. REIT	15,379
		31,095
	Hotels, Restaurants & Leisure — 0.4%
361	International Game Technology PLC	8,473
	Household Durables — 1.8%
357	Beazer Homes USA, Inc.[1]	12,020
629	Tri Pointe Homes, Inc.[1]	28,462
		40,482
	Household Products — 1.0%
435	Central Garden & Pet Co. Class A1	14,947
270	Energizer Holdings, Inc.	8,313
		23,260
	Industrial REITs — 0.8%
61	EastGroup Properties, Inc.	11,406
181	STAG Industrial, Inc.	7,387
		18,793
	Insurance — 1.6%
870	Fidelis Insurance Holdings Ltd.	15,477
1,173	Hamilton Insurance Group Ltd. Class B1	20,446
		35,923
	Interactive Media & Services — 1.3%
650	Cargurus, Inc.[1]	16,133
3,245	Vimeo, Inc.[1]	13,045
		29,178
	IT Services — 0.8%
710	Hackett Group, Inc.	19,369
	Life Sciences Tools & Services — 0.8%
1,264	Quanterix Corp.[1]	18,657
	Machinery — 3.6%
347	Columbus McKinnon Corp.	13,241
966	Mueller Water Products, Inc. Class A	19,977
150	Tennant Co.	16,153
311	Terex Corp.	19,674
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
644	Wabash National Corp.	$13,840
		82,885
	Marine Transportation — 0.5%
750	Costamare, Inc.	11,115
	Media — 0.5%
733	TEGNA, Inc.	11,677
	Metals & Mining — 3.3%
420	Commercial Metals Co.	25,242
868	Constellium SE1	15,459
737	Metallus, Inc.[1]	16,523
351	Olympic Steel, Inc.	17,789
		75,013
	Multi-Utilities — 2.3%
436	Avista Corp.	17,082
299	Black Hills Corp.	17,656
327	Northwestern Energy Group, Inc.	17,583
		52,321
	Oil, Gas & Consumable Fuels — 5.9%
428	Ardmore Shipping Corp.	9,279
2,545	Berry Corp.	17,459
958	Excelerate Energy, Inc. Class A	19,285
590	Par Pacific Holdings, Inc.[1]	15,664
396	PBF Energy, Inc. Class A	16,137
94	Scorpio Tankers, Inc.	7,208
572	Teekay Tankers Ltd. Class A	37,432
464	World Kinect Corp.	12,959
		135,423
	Pharmaceuticals — 3.2%
371	Amphastar Pharmaceuticals, Inc.[1]	16,146
513	Collegium Pharmaceutical, Inc.[1]	19,786
5,325	Nuvation Bio, Inc.[1]	20,395
573	Supernus Pharmaceuticals, Inc.[1]	17,087
		73,414
	Professional Services — 1.2%
490	Kelly Services, Inc. Class A	11,530
202	Korn Ferry	14,891
		26,421
	Real Estate Management & Development — 0.7%
1,236	Cushman & Wakefield PLC[1]	16,204
	Retail REITs — 1.3%
817	Acadia Realty Trust	17,680
649	Urban Edge Properties REIT	13,175
		30,855
	Semiconductors & Semiconductor Equipment — 1.5%
704	SMART Global Holdings, Inc.[1]	16,474
450	Veeco Instruments, Inc.[1]	18,634
		35,108
	Software — 5.4%
1,201	A10 Networks, Inc.	15,721
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
319	BlackLine, Inc.[1]	$15,159
159	InterDigital, Inc.[2]	19,519
341	LiveRamp Holdings, Inc.[1]	10,325
499	Q2 Holdings, Inc.[1]	33,667
1,162	SolarWinds Corp.	13,863
2,659	Yext, Inc.[1]	15,316
		123,570
	Specialized REITs — 0.7%
981	Outfront Media, Inc.	15,912
	Specialty Retail — 3.4%
222	Abercrombie & Fitch Co. Class A1	32,741
627	Guess?, Inc.	15,079
181	Signet Jewelers Ltd.	15,227
300	Urban Outfitters, Inc.[1]	13,815
		76,862
	Textiles, Apparel & Luxury Goods — 0.7%
601	G-III Apparel Group Ltd.[1]	16,570
	Trading Companies & Distributors — 3.6%
1,476	DNOW, Inc.[1]	22,671
164	GMS, Inc.[1]	15,782
1,291	MRC Global, Inc.[1]	18,694
322	Rush Enterprises, Inc. Class A	16,425
44	WESCO International, Inc.	7,698
		81,270
	TOTAL COMMON STOCKS (Cost $1,688,540)	2,277,838
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$15,846	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $15,847, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $16,200, coupon rate of 4.250%, due 12/31/25, market value of $16,198)	15,846
	TOTAL REPURCHASE AGREEMENT (Cost $15,846)	15,846
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
19,835	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32%[3]	19,835
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $19,835)	19,835
TOTAL INVESTMENTS (Cost $1,724,221)	101.2%	$2,313,519
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(26,902)
NET ASSETS	100.0%	$2,286,617
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.1%
	Japan — 20.7%
17,700	Brother Industries Ltd.	$367,812
48,600	Honda Motor Co. Ltd.	534,323
27,800	Inpex Corp.	431,646
16,100	Japan Tobacco, Inc.	476,536
8,500	Kirin Holdings Co. Ltd.	120,885
8,800	Komatsu Ltd.	255,943
22,300	Kyowa Kirin Co. Ltd.	473,227
5,300	Nitto Denko Corp.[1]	464,884
25,100	Ono Pharmaceutical Co. Ltd.[1]	374,896
19,300	Otsuka Corp.	429,147
22,700	Renesas Electronics Corp.	390,645
6,600	SCSK Corp.	130,123
9,100	Sekisui Chemical Co. Ltd.	138,105
11,300	Sekisui House Ltd.	285,131
10,400	Subaru Corp.	207,334
5,500	Sumitomo Corp.	138,707
16,300	TIS, Inc.	351,450
		5,570,794
	United Kingdom — 13.7%
28,000	BAE Systems PLC[1]	466,861
12,500	British American Tobacco PLC	441,104
233,000	Centrica PLC[1]	397,031
37,500	CK Hutchison Holdings Ltd.	196,791
23,783	GSK PLC	462,283
48,200	HSBC Holdings PLC	436,223
11,100	Imperial Brands PLC	305,940
646,900	Lloyds Banking Group PLC	495,481
9,727	Mondi PLC[1]	190,132
1,200	Next PLC	139,981
25,600	Rolls-Royce Holdings PLC[1,2]	147,964
		3,679,791
	France — 10.6%
7,700	Accor SA	296,416
5,100	Cie de Saint-Gobain SA	438,467
10,100	Cie Generale des Etablissements Michelin SCA	400,065
3,700	Eiffage SA	368,798
24,000	Engie SA	377,662
2,400	Ipsen SA	270,130
3,095	Publicis Groupe SA2	323,635
2,700	Renault SA	131,026
1,100	Sodexo SA1	104,226
1,300	Vinci SA	148,571
		2,858,996
	Canada — 9.6%
19,300	Barrick Gold Corp.	357,581
8,100	Canadian Imperial Bank of Commerce	418,890
3,000	Dollarama, Inc.	281,237
7,400	Great-West Lifeco, Inc.	222,271
18,700	Manulife Financial Corp.	498,161
4,200	Sun Life Financial, Inc.	208,502
11,600	Suncor Energy, Inc.	463,277
2,400	Toronto-Dominion Bank	141,724
		2,591,643
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Australia — 6.7%
40,000	Brambles Ltd.	$407,019
2,400	Cochlear Ltd.	541,486
88,100	Dexus[1]	404,443
17,100	Northern Star Resources Ltd.	157,450
12,300	Orica Ltd.	144,463
11,200	QBE Insurance Group Ltd.	132,422
		1,787,283
	Germany — 6.0%
25,600	Deutsche Bank AG	399,958
1,300	Deutsche Boerse AG	266,472
15,100	Deutsche Telekom AG	394,985
1,550	Heidelberg Materials AG	161,844
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	394,458
		1,617,717
	Switzerland — 5.5%
3,100	ABB Ltd.	172,279
4,700	Holcim AG	440,362
4,400	Logitech International SA	396,915
4,200	Novartis AG	471,702
		1,481,258
	Spain — 4.1%
37,800	Banco Bilbao Vizcaya Argentaria SA1	396,981
25,000	CaixaBank SA	145,725
23,076	Iberdrola SA	304,183
5,300	Industria de Diseno Textil SA	257,314
		1,104,203
	United States — 3.6%
3,600	CRH PLC	308,520
3,600	Sanofi SA	371,415
8,200	Shell PLC	299,379
		979,314
	Denmark — 3.1%
3,400	Novo Nordisk AS Class B	449,691
2,400	Pandora AS	376,251
		825,942
	Italy — 3.1%
20,800	Eni SpA	333,115
120,000	Intesa Sanpaolo SpA	487,077
		820,192
	Singapore — 3.0%
10,560	DBS Group Holdings Ltd.	289,063
74,500	Singapore Airlines Ltd.	388,468
5,800	United Overseas Bank Ltd.	140,368
		817,899
	Sweden — 2.7%
4,800	Assa Abloy AB Class B	146,072
23,000	Volvo AB Class B	586,963
		733,035
	Netherlands — 2.3%
10,200	Koninklijke Ahold Delhaize NV	328,740
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Netherlands — (Continued)
70,000	Koninklijke KPN NV	$275,454
		604,194
	Austria — 1.4%
7,200	Erste Group Bank AG	374,649
	TOTAL COMMON STOCKS (Cost $21,876,211)	25,846,910
PREFERRED STOCKS* — 1.6%
	Germany — 1.6%
5,100	Henkel AG & Co. KGaA	436,590
	TOTAL PREFERRED STOCKS (Cost $397,447)	436,590
Face Amount
REPURCHASE AGREEMENT*—0.5%
$139,581	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $139,587, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $142,600, coupon rate of 4.250%, due 12/31/25, market value of $142,489)	139,581
	TOTAL REPURCHASE AGREEMENT (Cost $139,581)	139,581
INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.0%
2,153,985	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32%[3]	2,153,985
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,153,985)	2,153,985
TOTAL INVESTMENTS (Cost $24,567,224)	106.2%	$28,577,066
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(1,663,075)
NET ASSETS	100.0%	$26,913,991

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobiles — 2.0%
7,325	General Motors Co.	$324,644
4,325	Harley-Davidson, Inc.	162,187
		486,831
	Banks — 3.0%
6,110	Bank of America Corp.	246,294
7,114	Citigroup, Inc.	461,556
		707,850
	Beverages — 0.5%
2,302	Molson Coors Beverage Co. Class B	121,661
	Biotechnology — 3.9%
1,128	Amgen, Inc.	375,026
2,568	Gilead Sciences, Inc.	195,322
5,390	Incyte Corp.[1]	350,728
		921,076
	Broadline Retail — 0.9%
3,651	eBay, Inc.	203,032
	Building Products — 3.2%
1,779	Owens Corning	331,570
1,278	Trane Technologies PLC	427,210
		758,780
	Capital Markets — 3.4%
1,789	CME Group, Inc.	346,547
6,886	Nasdaq, Inc.	466,045
		812,592
	Chemicals — 1.5%
9,943	Axalta Coating Systems Ltd.[1]	354,468
	Communications Equipment — 3.5%
1,383	Arista Networks, Inc.[1]	479,279
7,341	Cisco Systems, Inc.	355,671
		834,950
	Construction Materials — 1.6%
4,400	CRH PLC	377,080
	Consumer Staples Distribution & Retail — 0.8%
140	Casey’s General Stores, Inc.	54,298
2,687	Kroger Co.	146,441
		200,739
	Diversified Telecommunication Services — 1.7%
20,721	AT&T, Inc.	398,879
	Electric Utilities — 0.6%
1,239	Entergy Corp.	143,687
	Electronic Equipment, Instruments & Components — 1.7%
2,669	TE Connectivity Ltd.	411,907
	Energy Equipment & Services — 2.4%
11,330	Baker Hughes Co.	438,698
3,808	Halliburton Co.	132,061
		570,759
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 1.7%
2,663	Electronic Arts, Inc.	$401,953
	Financial Services — 3.5%
1,200	Fiserv, Inc.[1]	196,284
2,684	PayPal Holdings, Inc.[1]	176,554
427	Visa, Inc. Class A	113,441
28,542	Western Union Co.	339,364
		825,643
	Food Products — 2.1%
7,501	General Mills, Inc.	503,617
	Ground Transportation — 0.9%
6,093	CSX Corp.	213,864
	Health Care Providers & Services — 5.2%
1,352	Cencora, Inc.	321,614
1,276	Cigna Group	444,903
913	Elevance Health, Inc.	485,743
		1,252,260
	Hotels, Restaurants & Leisure — 1.4%
9,433	Aramark	323,269
	Household Durables — 2.5%
4,166	Toll Brothers, Inc.	594,530
	Household Products — 1.6%
3,885	Church & Dwight Co., Inc.	380,769
	Insurance — 2.9%
4,262	Aflac, Inc.	406,510
614	Marsh & McLennan Cos., Inc.	136,658
1,170	Prudential Financial, Inc.	146,624
		689,792
	Interactive Media & Service — 1.9%
2,669	Alphabet, Inc. Class A	457,840
	IT Services — 3.7%
4,096	Akamai Technologies, Inc.[1]	402,555
1,680	Cognizant Technology Solutions Corp. Class A	127,142
1,664	Okta, Inc.[1]	156,316
3,512	Twilio, Inc. Class A1	207,665
		893,678
	Life Sciences Tools & Services — 2.1%
11,092	Avantor, Inc.[1]	296,711
319	Thermo Fisher Scientific, Inc.	195,655
		492,366
	Machinery — 1.0%
2,501	PACCAR, Inc.	246,749
	Media — 3.4%
8,960	Comcast Corp. Class A	369,779
4,608	Omnicom Group, Inc.	451,769
		821,548
	Multi-Utilities — 1.8%
14,114	NiSource, Inc.	441,063
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 1.4%
7,219	Ovintiv, Inc.	$335,250
	Pharmaceuticals — 1.5%
2,310	Johnson & Johnson	364,634
	Real Estate Management & Development — 1.9%
4,003	CBRE Group, Inc. Class A1	451,178
	Semiconductors & Semiconductor Equipment — 9.4%
2,222	Applied Materials, Inc.	471,508
244	Lam Research Corp.	224,783
2,071	NXP Semiconductors NV	545,004
836	Onto Innovation, Inc.[1]	159,927
2,464	QUALCOMM, Inc.	445,861
3,556	Skyworks Solutions, Inc.	404,033
		2,251,116
	Software — 7.4%
1,643	Autodesk, Inc.[1]	406,675
3,300	DocuSign, Inc.[1]	183,084
5,966	Dropbox, Inc. Class A1	142,707
2,742	Dynatrace, Inc.[1]	120,428
5,792	Fortinet, Inc.[1]	336,168
473	Salesforce, Inc.	122,412
9,111	UiPath, Inc. Class A1,2	110,881
5,882	Zoom Video Communications, Inc. Class A1	355,273
		1,777,628
	Specialized REITs — 1.1%
320	Equinix, Inc.	252,877
	Specialty Retail — 5.0%
2,559	Dick’s Sporting Goods, Inc.	553,640
1,392	Ross Stores, Inc.	199,376
3,963	TJX Cos., Inc.	447,898
		1,200,914
	Technology Hardware, Storage & Peripherals — 3.2%
21,385	Hewlett Packard Enterprise Co.	425,775
2,600	NetApp, Inc.	330,148
		755,923
	Trading Companies & Distributors — 2.2%
2,359	Ferguson PLC	525,231
	TOTAL COMMON STOCKS (Cost $18,513,550)	23,757,983
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$126,621	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $126,626, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $129,400, coupon rate of 4.250%, due 12/31/25, market value of $129,340)	126,621
	TOTAL REPURCHASE AGREEMENT (Cost $126,621)	126,621
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $18,640,171)	100.0%	$23,884,604
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(7,920)
NET ASSETS	100.0%	$23,876,684

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobile Components — 2.1%
6,124	BorgWarner, Inc.	$216,239
1,885	Lear Corp.	230,045
		446,284
	Banks — 3.5%
11,438	Bank of America Corp.	461,066
2,359	Citigroup, Inc.	153,052
1,976	Comerica, Inc.	108,304
		722,422
	Beverages — 0.9%
2,885	Coca-Cola Co.	192,545
	Biotechnology — 5.4%
2,148	AbbVie, Inc.	398,067
552	United Therapeutics Corp.[1]	172,936
1,126	Vertex Pharmaceuticals, Inc.[1]	558,181
		1,129,184
	Broadline Retail — 2.7%
10,037	eBay, Inc.	558,158
	Building Products — 2.8%
1,778	Trane Technologies PLC	594,350
	Capital Markets — 4.9%
8,126	Bank of New York Mellon Corp.	528,759
2,550	CME Group, Inc.	493,960
		1,022,719
	Chemicals — 1.7%
1,935	Dow, Inc.	105,400
2,490	International Flavors & Fragrances, Inc.	247,705
		353,105
	Communications Equipment — 4.7%
1,615	Arista Networks, Inc.[1]	559,678
8,642	Cisco Systems, Inc.	418,705
		978,383
	Consumer Staples Distribution & Retail — 1.0%
1,925	Kroger Co.	104,912
1,378	Sysco Corp.	105,624
		210,536
	Diversified Consumer Services — 0.6%
1,518	Service Corp. International	121,303
	Diversified Telecommunication Services — 0.5%
5,477	AT&T, Inc.	105,432
	Electric Utilities — 1.6%
1,052	Entergy Corp.	122,000
5,703	Exelon Corp.	212,152
		334,152
	Electrical Equipment — 2.6%
7,601	nVent Electric PLC	552,061
	Electronic Equipment, Instruments & Components — 0.6%
893	Keysight Technologies, Inc.[1]	124,636
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.4%
7,833	Baker Hughes Co.	$303,294
	Entertainment — 0.6%
835	Electronic Arts, Inc.	126,035
	Financial Services — 1.6%
5,124	PayPal Holdings, Inc.[1]	337,057
	Food Products — 1.8%
2,372	General Mills, Inc.	159,256
6,327	Kraft Heinz Co.	222,774
		382,030
	Ground Transportation — 0.5%
2,972	CSX Corp.	104,317
	Health Care Providers & Services — 5.3%
4,921	Centene Corp.[1]	378,523
611	Cigna Group	213,037
959	Elevance Health, Inc.	510,217
		1,101,777
	Hotel & Resort REITs — 0.5%
5,683	Host Hotels & Resorts, Inc.	99,509
	Hotels, Restaurants & Leisure — 0.8%
5,069	Aramark	173,715
	Household Durables — 0.9%
391	TopBuild Corp.[1]	187,109
	Household Products — 0.5%
623	Procter & Gamble Co.	100,153
	Insurance — 3.0%
3,016	American International Group, Inc.	238,958
675	Reinsurance Group of America, Inc.	152,165
3,943	Unum Group	226,841
		617,964
	Interactive Media & Service — 1.9%
830	Meta Platforms, Inc. Class A	394,109
	IT Services — 1.0%
3,475	Twilio, Inc. Class A1	205,477
	Life Sciences Tools & Services — 1.2%
740	Bio-Rad Laboratories, Inc. Class A1	250,386
	Machinery — 0.9%
330	Parker-Hannifin Corp.	185,183
	Media — 5.5%
5,346	Comcast Corp. Class A	220,629
3,328	Interpublic Group of Cos., Inc.	107,062
15,078	News Corp. Class A	415,851
4,063	Omnicom Group, Inc.	398,337
		1,141,879
	Metals & Mining — 1.1%
5,088	Freeport-McMoRan, Inc.	231,046
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.8%
12,045	NiSource, Inc.	$376,406
	Oil, Gas & Consumable Fuels — 2.2%
4,653	Coterra Energy, Inc.	120,047
9,757	Kinder Morgan, Inc.	206,166
817	Valero Energy Corp.	132,125
		458,338
	Pharmaceuticals — 1.4%
3,882	Bristol-Myers Squibb Co.	184,628
691	Johnson & Johnson	109,074
		293,702
	Professional Services — 0.6%
445	Automatic Data Processing, Inc.	116,866
	Real Estate Management & Development — 0.5%
1,347	CoStar Group, Inc.[1]	105,093
	Retail REITs — 1.0%
7,988	Brixmor Property Group, Inc. REIT	203,454
	Semiconductors & Semiconductor Equipment — 5.3%
2,207	Applied Materials, Inc.	468,326
3,577	QUALCOMM, Inc.	647,258
		1,115,584
	Software — 12.4%
2,170	Autodesk, Inc.[1]	537,118
5,108	DocuSign, Inc.[1]	283,392
13,279	Dropbox, Inc. Class A1	317,634
6,331	Dynatrace, Inc.[1]	278,057
9,391	Gitlab, Inc. Class A1	481,101
5,204	Nutanix, Inc. Class A1	262,854
7,085	Zoom Video Communications, Inc. Class A1	427,934
		2,588,090
	Specialized REITs — 0.6%
531	American Tower Corp.	117,032
	Specialty Retail — 4.0%
3,407	Bath & Body Works, Inc.	125,207
822	Dick’s Sporting Goods, Inc.	177,840
864	Ross Stores, Inc.	123,751
3,700	TJX Cos., Inc.	418,174
		844,972
	Technology Hardware, Storage & Peripherals — 4.3%
30,428	Hewlett Packard Enterprise Co.	605,822
8,357	HP, Inc.	301,604
		907,426
	Textiles, Apparel & Luxury Goods — 1.3%
2,643	PVH Corp.	269,560
	TOTAL COMMON STOCKS (Cost $16,182,138)	20,782,833
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$100,908	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $100,912, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $103,100, coupon rate of 4.250%, due 12/31/25, market value of $103,030)	$100,908
TOTAL REPURCHASE AGREEMENT (Cost $100,908)		100,908
TOTAL INVESTMENTS (Cost $16,283,046)	100.0%	$20,883,741
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	1,831
NET ASSETS	100.0%	$20,885,572

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.2%
	Air Freight & Logistics — 1.1%
4,060	Expeditors International of Washington, Inc.	$506,769
	Automobile Components — 0.8%
10,860	BorgWarner, Inc.	383,467
	Automobiles — 1.4%
5,320	General Motors Co.	235,782
10,880	Harley-Davidson, Inc.	408,000
		643,782
	Banks — 1.2%
3,800	Citigroup, Inc.	246,544
17,140	Old National Bancorp	343,143
		589,687
	Beverages — 0.8%
7,460	Molson Coors Beverage Co. Class B	394,261
	Biotechnology — 1.9%
25,720	Catalyst Pharmaceuticals, Inc.[1]	443,413
7,360	Incyte Corp.[1]	478,915
		922,328
	Broadline Retail — 1.6%
13,920	eBay, Inc.	774,091
	Capital Markets — 1.6%
20,860	Janus Henderson Group PLC[2]	776,618
	Construction & Engineering — 3.3%
7,300	AECOM[2]	661,453
2,420	EMCOR Group, Inc.[2]	908,565
		1,570,018
	Consumer Finance — 1.2%
11,100	Synchrony Financial[2]	563,769
	Consumer Staples Distribution & Retail — 0.7%
5,820	Kroger Co.	317,190
	Containers & Packaging — 1.5%
3,500	Packaging Corp. of America	699,545
	Distributors — 0.9%
9,960	LKQ Corp.	413,340
	Diversified Consumer Services — 3.8%
11,760	Adtalem Global Education, Inc.[1]	922,101
11,620	Stride, Inc.[1]	882,888
		1,804,989
	Diversified REITs — 0.8%
12,240	Essential Properties Realty Trust, Inc. REIT	362,182
	Diversified Telecommunication Services — 1.3%
15,300	Verizon Communications, Inc.	619,956
	Electric Utilities — 1.7%
2,560	Entergy Corp.	296,883
7,760	Eversource Energy	503,702
		800,585
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 4.6%
2,240	Fabrinet[1]	$494,054
3,480	OSI Systems, Inc.[1]	514,971
12,840	Sanmina Corp.[1]	967,237
5,840	Vontier Corp.	229,103
		2,205,365
	Energy Equipment & Services — 3.1%
12,480	Baker Hughes Co.	483,226
40,440	Liberty Energy, Inc.	976,626
		1,459,852
	Financial Services — 5.3%
5,160	Essent Group Ltd.[2]	324,254
40,220	MGIC Investment Corp.[2]	999,065
18,920	Radian Group, Inc.[2]	701,932
40,100	Western Union Co.[2]	476,789
		2,502,040
	Food Products — 1.8%
4,500	Bunge Global SA	473,535
5,420	Cal-Maine Foods, Inc.	387,909
		861,444
	Health Care Equipment & Supplies — 1.4%
8,060	Merit Medical Systems, Inc.[1]	687,437
	Health Care Providers & Services — 1.9%
11,860	Centene Corp.[1]	912,271
	Hotel & Resort REITs — 1.4%
26,500	DiamondRock Hospitality Co.	218,095
25,484	Host Hotels & Resorts, Inc.	446,225
		664,320
	Hotels, Restaurants & Leisure — 1.6%
32,540	International Game Technology PLC	763,714
	Household Durables — 2.4%
6,500	PulteGroup, Inc.	858,000
4,140	Taylor Morrison Home Corp.[1]	277,711
		1,135,711
	Household Products — 1.3%
3,900	Procter & Gamble Co.	626,964
	Industrial REITs — 1.2%
13,480	STAG Industrial, Inc.	550,119
	Insurance — 4.1%
4,000	Brown & Brown, Inc.	397,720
5,660	CNA Financial Corp.	278,246
1,160	Marsh & McLennan Cos., Inc.	258,181
17,260	Unum Group	992,968
		1,927,115
	Interactive Media & Services — 1.8%
15,100	Cargurus, Inc.[1]	374,782
1,060	Meta Platforms, Inc. Class A	503,320
		878,102
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 3.8%
8,800	Amdocs Ltd.	$769,736
7,580	Cognizant Technology Solutions Corp. Class A	573,654
8,200	Twilio, Inc. Class A1	484,866
		1,828,256
	Machinery — 5.1%
21,140	Atmus Filtration Technologies, Inc.[1,2]	651,957
29,620	Gates Industrial Corp. PLC[1,2]	550,636
4,600	ITT, Inc.[2]	650,716
8,020	Mueller Industries, Inc.[2]	568,939
		2,422,248
	Media — 2.4%
14,800	Comcast Corp. Class A	610,796
9,940	New York Times Co. Class A	532,685
		1,143,481
	Metals & Mining — 3.2%
11,520	Commercial Metals Co.	692,352
2,760	Reliance, Inc.	840,586
		1,532,938
	Multi-Utilities — 2.5%
6,140	Consolidated Edison, Inc.	598,773
19,600	NiSource, Inc.	612,500
		1,211,273
	Oil, Gas & Consumable Fuels — 1.5%
1,760	Marathon Petroleum Corp.	311,555
2,400	Valero Energy Corp.	388,128
		699,683
	Passenger Airlines — 1.7%
10,160	SkyWest, Inc.[1]	812,190
	Pharmaceuticals — 0.8%
27,540	Elanco Animal Health, Inc.[1]	359,122
	Professional Services — 1.6%
21,760	Genpact Ltd.	754,419
	Retail REITs — 0.7%
14,440	Kite Realty Group Trust	356,090
	Semiconductors & Semiconductor Equipment — 2.3%
11,520	Amkor Technology, Inc.	376,243
17,360	Veeco Instruments, Inc.[1]	718,878
		1,095,121
	Software — 2.5%
4,960	BlackLine, Inc.[1]	235,699
13,220	Box, Inc. Class A1	371,747
25,100	Dropbox, Inc. Class A1	600,392
		1,207,838
	Specialized REITs — 1.3%
19,340	VICI Properties, Inc.	604,568
	Specialty Retail — 3.0%
1,540	Dick’s Sporting Goods, Inc.	333,179
6,480	TJX Cos., Inc.	732,370
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
7,940	Urban Outfitters, Inc.[1]	$365,637
		1,431,186
	Technology Hardware, Storage & Peripherals — 0.7%
16,740	Hewlett Packard Enterprise Co.	333,293
	Textiles, Apparel & Luxury Goods — 1.4%
9,900	Skechers USA, Inc. Class A1	644,787
	Trading Companies & Distributors — 4.2%
11,660	Core & Main, Inc. Class A1,2	623,460
18,180	Rush Enterprises, Inc. Class A2	927,362
2,600	WESCO International, Inc.[2]	454,870
		2,005,692
	TOTAL COMMON STOCKS (Cost $31,618,496)	45,759,216
Face Amount
REPURCHASE AGREEMENT* — 2.8%
$1,306,078	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $1,306,136, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $1,333,800, coupon rate of 4.250%, due 12/31/25, market value of $1,332,238)	1,306,078
	TOTAL REPURCHASE AGREEMENT (Cost $1,306,078)	1,306,078
TOTAL LONG INVESTMENTS (Cost $32,924,574)	99.0%	$47,065,294
Shares
COMMON STOCKS SOLD SHORT* — (66.2)%
	Aerospace & Defense — (4.6)%
(3,720)	Boeing Co.[1]	(709,032)
(1,600)	General Dynamics Corp.	(477,936)
(1,020)	Northrop Grumman Corp.	(494,006)
(380)	TransDigm Group, Inc.	(491,804)
		(2,172,778)
	Automobile Components — (1.0)%
(3,980)	LCI Industries	(464,426)
	Banks — (0.5)%
(2,120)	Cullen/Frost Bankers, Inc.	(248,167)
	Beverages — (0.7)%
(7,300)	Brown-Forman Corp.	(329,668)
	Capital Markets — (2.6)%
(3,240)	ARES Management Corp.	(496,368)
(4,120)	KKR & Co., Inc.	(508,614)
(3,700)	Moelis & Co.	(251,600)
		(1,256,582)
	Chemicals — (1.9)%
(1,810)	Air Products & Chemicals, Inc.	(477,569)
(7,500)	FMC Corp.	(437,700)
		(915,269)
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (1.0)%
(2,500)	Republic Services, Inc.	$(485,800)
	Construction & Engineering — (1.0)%
(4,460)	MasTec, Inc.[1]	(490,734)
	Construction Materials — (1.2)%
(2,050)	Eagle Materials, Inc.	(558,215)
	Consumer Finance — (0.9)%
(3,960)	FirstCash Holdings, Inc.	(441,936)
	Consumer Staples Distribution & Retail — (1.7)%
(4,560)	Dollar Tree, Inc.[1]	(475,790)
(27,100)	Walgreens Boots Alliance, Inc.	(321,677)
		(797,467)
	Distributors — (1.1)%
(1,420)	Pool Corp.	(531,137)
	Diversified Consumer Services — (1.3)%
(5,040)	Bright Horizons Family Solutions, Inc.[1]	(606,060)
	Diversified Telecommunication Services — (1.1)%
(7,240)	Cogent Communications Holdings, Inc.	(511,072)
	Electric Utilities — (1.5)%
(8,300)	MGE Energy, Inc.	(729,072)
	Electronic Equipment, Instruments & Components — (2.5)%
(11,040)	Cognex Corp.	(547,805)
(1,800)	Zebra Technologies Corp.[1]	(632,142)
		(1,179,947)
	Energy Equipment & Services — (0.9)%
(4,320)	Tidewater, Inc.[1]	(427,507)
	Entertainment — (2.0)%
(2,400)	Madison Square Garden Sports Corp.[1]	(480,984)
(3,220)	Take-Two Interactive Software, Inc.[1]	(484,707)
		(965,691)
	Financial Services — (3.2)%
(3,860)	Apollo Global Management, Inc.	(483,696)
(2,540)	Federal Agricultural Mortgage Corp.	(523,799)
(32,300)	Rocket Cos., Inc.[1]	(522,937)
		(1,530,432)
	Food Products — (1.4)%
(5,340)	Campbell Soup Co.	(250,232)
(18,740)	Flowers Foods, Inc.	(422,025)
		(672,257)
	Ground Transportation — (3.3)%
(2,800)	JB Hunt Transport Services, Inc.	(484,820)
(980)	Saia, Inc.[1]	(409,493)
(2,720)	Union Pacific Corp.	(671,106)
		(1,565,419)
	Health Care Equipment & Supplies — (0.7)%
(2,700)	Glaukos Corp.[1]	(316,359)
	Health Care Providers & Services — (1.1)%
(2,340)	Labcorp Holdings, Inc.	(504,130)
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care REITs — (1.0)%
(27,160)	Healthcare Realty Trust, Inc.	$(480,460)
	Hotels, Restaurants & Leisure — (3.5)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(323,560)
(3,020)	Darden Restaurants, Inc.	(441,796)
(4,160)	Jack in the Box, Inc.	(247,270)
(4,740)	Papa John’s International, Inc.	(209,650)
(5,700)	Starbucks Corp.	(444,315)
		(1,666,591)
	Household Durables — (1.1)%
(4,740)	LGI Homes, Inc.[1]	(545,432)
	Household Products — (1.0)%
(3,520)	Clorox Co.	(464,394)
	Independent Power & Renewable Electricity Producer — (0.9)%
(5,520)	Ormat Technologies, Inc.	(428,573)
	Insurance — (3.1)%
(3,700)	American Financial Group, Inc.	(484,552)
(8,580)	First American Financial Corp.	(519,776)
(5,000)	Selective Insurance Group, Inc.	(451,600)
		(1,455,928)
	Life Sciences Tools & Services — (0.2)%
(740)	Illumina, Inc.[1]	(90,724)
	Machinery — (2.0)%
(1,140)	Deere & Co.	(424,057)
(4,820)	Stanley Black & Decker, Inc.	(509,089)
		(933,146)
	Office REITs — (2.3)%
(28,220)	JBG SMITH Properties	(461,397)
(20,340)	Vornado Realty Trust	(609,997)
		(1,071,394)
	Oil, Gas & Consumable Fuels — (1.9)%
(7,880)	Occidental Petroleum Corp.	(479,261)
(36,240)	Talos Energy, Inc.[1]	(429,082)
		(908,343)
	Professional Services — (1.1)%
(1,820)	Equifax, Inc.	(508,453)
	Software — (2.5)%
(2,400)	Aspen Technology, Inc.[1]	(451,080)
(300)	Fair Isaac Corp.[1]	(480,000)
(420)	Synopsys, Inc.[1]	(234,494)
		(1,165,574)
	Specialized REITs — (1.0)%
(10,990)	PotlatchDeltic Corp.	(487,516)
	Specialty Retail — (2.3)%
(19,400)	Monro, Inc.	(597,908)
(460)	O’Reilly Automotive, Inc.[1]	(518,116)
		(1,116,024)
	Textiles, Apparel & Luxury Goods — (2.2)%
(4,140)	Oxford Industries, Inc.	(436,066)
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Textiles, Apparel & Luxury Goods — (Continued)
(35,940)	VF Corp.	$(609,543)
		(1,045,609)
	Trading Companies & Distributors — (2.9)%
(9,700)	Air Lease Corp.	(481,314)
(7,400)	H&E Equipment Services, Inc.	(387,020)
(680)	United Rentals, Inc.	(514,828)
		(1,383,162)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,321,885))	(31,451,448)
TOTAL SHORT INVESTMENTS (Proceeds $(34,321,885))	(66.2)%	$(31,451,448)
TOTAL INVESTMENTS (Cost $(1,397,311))	32.8%	$15,613,846
OTHER ASSETS IN EXCESS OF LIABILITIES	67.2	31,937,267
NET ASSETS	100.0%	$47,551,113

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,179,891.
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.5%
	Air Freight & Logistics — 1.1%
3,320	Expeditors International of Washington, Inc.[1]	$414,402
	Automobiles — 1.7%
40,400	Ford Motor Co.[1]	437,128
4,700	Harley-Davidson, Inc.	176,250
		613,378
	Banks — 4.4%
2,900	Citigroup, Inc.[1]	188,152
18,400	Fifth Third Bancorp[1]	779,056
33,500	Old National Bancorp	670,670
		1,637,878
	Beverages — 0.9%
6,340	Molson Coors Beverage Co. Class B1	335,069
	Biotechnology — 5.8%
38,660	Catalyst Pharmaceuticals, Inc.[2]	666,499
15,600	Exelixis, Inc.[2]	365,820
8,860	Incyte Corp.[1,2]	576,520
1,760	United Therapeutics Corp.[2]	551,390
		2,160,229
	Broadline Retail — 2.1%
13,900	eBay, Inc.[1]	772,979
	Capital Markets — 1.0%
880	CME Group, Inc.[1]	170,465
1,360	Intercontinental Exchange, Inc.[1]	206,121
		376,586
	Chemicals — 1.2%
5,120	DuPont de Nemours, Inc.[1]	428,544
	Communications Equipment — 2.7%
9,020	Cisco Systems, Inc.[1]	437,019
2,780	F5, Inc.[2]	566,119
		1,003,138
	Construction & Engineering — 3.5%
3,000	AECOM[1]	271,830
2,720	EMCOR Group, Inc.[1]	1,021,197
		1,293,027
	Consumer Staples Distribution & Retail — 1.1%
5,360	Sysco Corp.[1]	410,844
	Diversified Consumer Services — 1.8%
8,980	Stride, Inc.[1,2]	682,300
	Electric Utilities — 3.4%
3,420	Duke Energy Corp.[1]	373,703
4,800	Entergy Corp.[1]	556,656
5,400	Eversource Energy[1]	350,514
		1,280,873
	Electrical Equipment — 2.0%
10,300	nVent Electric PLC[1]	748,089
	Electronic Equipment, Instruments & Components — 5.6%
760	Fabrinet[2]	167,626
11,760	Sanmina Corp.[2]	885,881
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
3,840	TD SYNNEX Corp.[1]	$457,613
14,780	Vontier Corp.	579,819
		2,090,939
	Energy Equipment & Services — 3.5%
13,960	Baker Hughes Co.[1]	540,531
31,100	Liberty Energy, Inc.	751,065
		1,291,596
	Financial Services — 8.7%
10,200	Essent Group Ltd.	640,968
47,994	MGIC Investment Corp.	1,192,171
17,700	NMI Holdings, Inc. Class A1,2	696,495
3,000	PayPal Holdings, Inc.[1,2]	197,340
43,300	Western Union Co.[1]	514,837
		3,241,811
	Food Products — 2.4%
7,300	Archer-Daniels-Midland Co.[1]	452,673
4,200	Bunge Global SA1	441,966
		894,639
	Ground Transportation — 1.0%
11,200	RXO, Inc.[1,2]	355,152
	Health Care Equipment & Supplies — 1.9%
8,420	Merit Medical Systems, Inc.[2]	718,142
	Health Care Providers & Services — 4.0%
7,780	Centene Corp.[1,2]	598,438
2,548	Molina Healthcare, Inc.[1,2]	869,556
		1,467,994
	Hotel & Resort REITs — 1.2%
25,700	Host Hotels & Resorts, Inc.[1]	450,007
	Hotels, Restaurants & Leisure — 2.1%
32,660	International Game Technology PLC[1]	766,530
	Household Durables — 2.5%
13,740	Taylor Morrison Home Corp.[2]	921,679
	Household Products — 1.2%
12,780	Central Garden & Pet Co. Class A2	439,121
	Industrial REITs — 0.9%
8,580	STAG Industrial, Inc.[1]	350,150
	Insurance — 4.1%
1,980	Arch Capital Group Ltd.[1,2]	189,644
3,300	Axis Capital Holdings Ltd.	249,975
2,360	Brown & Brown, Inc.[1]	234,655
14,880	Unum Group[1]	856,047
		1,530,321
	Interactive Media & Services — 4.0%
2,500	Alphabet, Inc. Class A1	428,850
28,280	Cargurus, Inc.[2]	701,909
720	Meta Platforms, Inc. Class A1	341,878
		1,472,637
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 5.7%
8,000	Amdocs Ltd.[1]	$699,760
7,220	Cognizant Technology Solutions Corp. Class A1	546,409
5,200	Okta, Inc.[2]	488,488
6,520	Twilio, Inc. Class A2	385,528
		2,120,185
	Life Sciences Tools & Services — 0.5%
800	IQVIA Holdings, Inc.[1,2]	196,984
	Machinery — 3.6%
20,280	Gates Industrial Corp. PLC[1,2]	377,005
2,700	ITT, Inc.[1]	381,942
5,820	PACCAR, Inc.[1]	574,201
		1,333,148
	Media — 4.4%
17,600	Comcast Corp. Class A1	726,352
4,540	New York Times Co. Class A	243,299
6,780	Omnicom Group, Inc.	664,711
		1,634,362
	Metals & Mining — 4.0%
11,960	Commercial Metals Co.[1]	718,796
2,546	Reliance, Inc.[1]	775,410
		1,494,206
	Multi-Utilities — 1.9%
22,020	NiSource, Inc.[1]	688,125
	Oil, Gas & Consumable Fuels — 2.1%
4,720	HF Sinclair Corp.[1]	242,938
3,100	Marathon Petroleum Corp.[1]	548,762
		791,700
	Pharmaceuticals — 1.4%
12,120	Amphastar Pharmaceuticals, Inc.[2]	527,462
	Professional Services — 2.2%
16,560	Genpact Ltd.[1]	574,135
2,200	TriNet Group, Inc.[1]	229,350
		803,485
	Residential REITs — 1.4%
14,400	American Homes 4 Rent Class A1	519,696
	Retail REITs — 0.7%
10,820	Kite Realty Group Trust	266,821
	Semiconductors & Semiconductor Equipment — 5.3%
15,760	ACM Research, Inc. Class A2,3	282,892
21,620	Amkor Technology, Inc.	706,109
8,340	Kulicke & Soffa Industries, Inc.	393,398
14,260	Veeco Instruments, Inc.[2]	590,507
		1,972,906
	Software — 8.1%
18,060	Box, Inc. Class A2	507,847
23,920	Dropbox, Inc. Class A2	572,166
4,100	Dynatrace, Inc.[2]	180,072
17,120	PagerDuty, Inc.[2]	358,322
3,380	Progress Software Corp.	197,392
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
7,980	Smartsheet, Inc. Class A2	$382,721
3,240	SPS Commerce, Inc.[2]	697,961
8,400	UiPath, Inc. Class A2	102,228
		2,998,709
	Specialized REITs — 0.7%
8,080	VICI Properties, Inc.[1]	252,581
	Specialty Retail — 5.5%
8,140	Gap, Inc.	191,127
10,300	Guess?, Inc.	247,715
6,900	TJX Cos., Inc.[1]	779,838
7,300	Urban Outfitters, Inc.[2]	336,165
3,160	Williams-Sonoma, Inc.[1]	488,789
		2,043,634
	Technology Hardware, Storage & Peripherals — 1.8%
32,660	Hewlett Packard Enterprise Co.[1]	650,261
	Textiles, Apparel & Luxury Goods — 0.7%
3,920	Skechers USA, Inc. Class A1,2	255,310
	Trading Companies & Distributors — 2.1%
4,560	WESCO International, Inc.[1]	797,772
	Wireless Telecommunication Services — 0.6%
1,160	T-Mobile U.S., Inc.[1]	211,445
	TOTAL COMMON STOCKS (Cost $33,644,968)	47,706,846
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$77,893	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $77,896, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $79,600, coupon rate of 4.250%, due 12/31/25, market value of $79,560)	77,893
	TOTAL REPURCHASE AGREEMENT (Cost $77,893)	77,893
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
228,318	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32%[4]	228,318
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $228,318)	228,318
TOTAL LONG INVESTMENTS (Cost $33,951,179)	129.3%	$48,013,057
COMMON STOCKS SOLD SHORT* — (28.5)%
	Aerospace & Defense — (1.8)%
(620)	AeroVironment, Inc.[2]	(110,696)
(800)	Boeing Co.[2]	(152,480)
(380)	General Dynamics Corp.	(113,510)
(280)	Northrop Grumman Corp.	(135,609)
(120)	TransDigm Group, Inc.	(155,306)
		(667,601)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (0.9)%
(1,400)	Cullen/Frost Bankers, Inc.	$(163,884)
(3,500)	Glacier Bancorp, Inc.	(156,485)
		(320,369)
	Beverages — (0.3)%
(2,560)	Brown-Forman Corp.	(115,610)
	Building Products — (0.7)%
(300)	Lennox International, Inc.	(175,050)
(1,200)	Trex Co., Inc.[2]	(100,356)
		(275,406)
	Capital Markets — (0.8)%
(1,020)	ARES Management Corp.	(156,264)
(1,300)	KKR & Co., Inc.	(160,485)
		(316,749)
	Chemicals — (1.1)%
(500)	Air Products & Chemicals, Inc.	(131,925)
(1,140)	Albemarle Corp.	(106,784)
(2,760)	FMC Corp.	(161,073)
		(399,782)
	Commercial Services & Supplies — (1.0)%
(1,900)	Casella Waste Systems, Inc.[2]	(196,764)
(840)	Republic Services, Inc.	(163,229)
		(359,993)
	Construction & Engineering — (0.4)%
(1,380)	MasTec, Inc.[2]	(151,841)
	Construction Materials — (0.5)%
(620)	Eagle Materials, Inc.	(168,826)
	Consumer Staples Distribution & Retail — (0.2)%
(6,780)	Walgreens Boots Alliance, Inc.	(80,479)
	Distributors — (0.4)%
(400)	Pool Corp.	(149,616)
	Diversified Consumer Services — (0.4)%
(1,180)	Bright Horizons Family Solutions, Inc.[2]	(141,895)
	Electric Utilities — (1.1)%
(2,280)	MGE Energy, Inc.	(200,275)
(2,320)	Southern Co.	(193,767)
		(394,042)
	Electrical Equipment — (0.8)%
(1,300)	Emerson Electric Co.	(152,243)
(920)	Regal Rexnord Corp.	(147,826)
		(300,069)
	Electronic Equipment, Instruments & Components — (0.8)%
(1,980)	Cognex Corp.	(98,247)
(620)	Zebra Technologies Corp.[2]	(217,738)
		(315,985)
	Energy Equipment & Services — (0.5)%
(1,800)	Tidewater, Inc.[2]	(178,128)
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Entertainment — (0.7)%
(900)	Take-Two Interactive Software, Inc.[2]	$(135,477)
(1,200)	TKO Group Holdings, Inc.	(131,220)
		(266,697)
	Financial Services — (2.1)%
(1,200)	Apollo Global Management, Inc.	(150,372)
(900)	Federal Agricultural Mortgage Corp.	(185,598)
(1,300)	PennyMac Financial Services, Inc.	(127,556)
(9,920)	Rocket Cos., Inc.[2]	(160,605)
(1,400)	Walker & Dunlop, Inc.	(149,660)
		(773,791)
	Food Products — (0.8)%
(780)	Hershey Co.	(154,034)
(2,060)	McCormick & Co., Inc.	(158,641)
		(312,675)
	Ground Transportation — (0.4)%
(320)	Saia, Inc.[2]	(133,712)
	Health Care Equipment & Supplies — (0.4)%
(1,600)	Cooper Cos., Inc.[2]	(149,328)
	Health Care Providers & Services — (0.4)%
(720)	Labcorp Holdings, Inc.	(155,117)
	Health Care REITs — (0.4)%
(8,640)	Healthcare Realty Trust, Inc.	(152,842)
	Hotels, Restaurants & Leisure — (1.1)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(72,411)
(540)	McDonald’s Corp.	(143,316)
(1,880)	Papa John’s International, Inc.	(83,153)
(1,400)	Starbucks Corp.	(109,130)
		(408,010)
	Independent Power & Renewable Electricity Producer — (0.3)%
(1,380)	Ormat Technologies, Inc.	(107,143)
	Insurance — (1.9)%
(2,460)	First American Financial Corp.	(149,027)
(3,860)	Kemper Corp.	(247,271)
(100)	Markel Group, Inc.[2]	(163,885)
(1,500)	Selective Insurance Group, Inc.	(135,480)
		(695,663)
	Machinery — (1.3)%
(260)	Deere & Co.	(96,715)
(700)	RBC Bearings, Inc.[2]	(203,588)
(1,620)	Stanley Black & Decker, Inc.	(171,104)
		(471,407)
	Multi-Utilities — (0.4)%
(1,860)	WEC Energy Group, Inc.	(160,072)
	Office REITs — (0.9)%
(8,660)	JBG SMITH Properties	(141,591)
(6,260)	Vornado Realty Trust	(187,737)
		(329,328)
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (1.2)%
(2,700)	Occidental Petroleum Corp.	$(164,214)
(6,440)	Sitio Royalties Corp.	(156,814)
(12,080)	Talos Energy, Inc.[2]	(143,027)
		(464,055)
	Passenger Airlines — (0.4)%
(5,300)	Southwest Airlines Co.	(142,782)
	Professional Services — (0.7)%
(900)	Equifax, Inc.	(251,433)
	Software — (0.4)%
(100)	Fair Isaac Corp.[2]	(160,000)
	Specialized REITs — (0.9)%
(1,420)	Digital Realty Trust, Inc.	(212,276)
(3,020)	PotlatchDeltic Corp.	(133,967)
		(346,243)
	Specialty Retail — (1.2)%
(1,600)	Best Buy Co., Inc.	(138,432)
(1,520)	Floor & Decor Holdings, Inc.[2]	(148,960)
(140)	O’Reilly Automotive, Inc.[2]	(157,687)
		(445,079)
	Textiles, Apparel & Luxury Goods — (0.5)%
(10,400)	VF Corp.	(176,384)
	Trading Companies & Distributors — (0.4)%
(3,020)	H&E Equipment Services, Inc.	(157,946)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,628,948))	(10,596,098)
TOTAL SHORT INVESTMENTS (Proceeds $(10,628,948))	(28.5)%	$(10,596,098)
TOTAL INVESTMENTS (Cost $23,322,231)	100.8%	$37,416,959
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(284,305)
NET ASSETS	100.0%	$37,132,654

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $12,971,189.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.2%
33,484	RTX Corp.	$3,934,035
	Banks — 5.0%
23,259	JPMorgan Chase & Co.	4,949,515
22,611	PNC Financial Services Group, Inc.	4,094,852
		9,044,367
	Beverages — 1.7%
17,682	PepsiCo, Inc.	3,053,151
	Broadline Retail — 2.5%
24,501	Amazon.com, Inc.[1]	4,581,197
	Capital Markets — 3.3%
29,441	Charles Schwab Corp.	1,919,259
26,677	Intercontinental Exchange, Inc.	4,043,166
		5,962,425
	Chemicals — 1.2%
16,835	PPG Industries, Inc.	2,137,708
	Communications Equipment — 2.2%
80,942	Cisco Systems, Inc.	3,921,640
	Construction Materials — 3.1%
9,630	Martin Marietta Materials, Inc.	5,713,960
	Consumer Staples Distribution & Retail — 1.3%
19,977	Dollar General Corp.	2,405,031
	Electrical Equipment — 2.4%
24,771	AMETEK, Inc.	4,297,273
	Electronic Equipment, Instruments & Components — 3.6%
100,559	Amphenol Corp. Class A	6,461,921
	Financial Services — 5.8%
32,904	Global Payments, Inc.	3,344,363
15,561	Mastercard, Inc. Class A	7,215,791
		10,560,154
	Ground Transportation — 4.4%
20,240	Old Dominion Freight Line, Inc.	4,254,043
14,984	Union Pacific Corp.	3,697,003
		7,951,046
	Health Care Equipment & Supplies — 3.1%
34,517	Abbott Laboratories	3,656,731
6,135	Stryker Corp.	2,008,906
		5,665,637
	Health Care Providers & Services — 4.3%
16,714	Labcorp Holdings, Inc.	3,600,864
7,379	UnitedHealth Group, Inc.	4,251,485
		7,852,349
	Hotels, Restaurants & Leisure — 4.5%
1,500	Booking Holdings, Inc.	5,572,515
20,053	Yum! Brands, Inc.	2,663,640
		8,236,155
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.4%
25,982	Church & Dwight Co., Inc.	$2,546,496
	Insurance — 1.9%
12,466	Chubb Ltd.	3,436,378
	Interactive Media & Service — 6.3%
66,528	Alphabet, Inc. Class C	11,519,323
	IT Services — 4.3%
10,203	Accenture PLC Class A	3,373,316
8,755	Gartner, Inc.[1]	4,387,918
		7,761,234
	Life Sciences Tools & Services — 3.1%
12,796	IQVIA Holdings, Inc.[1]	3,150,759
7,292	Waters Corp.[1]	2,452,154
		5,602,913
	Machinery — 2.2%
6,967	Parker-Hannifin Corp.	3,909,602
	Media — 2.0%
85,717	Comcast Corp. Class A	3,537,541
	Oil, Gas & Consumable Fuels — 2.6%
29,808	Chevron Corp.	4,783,290
	Pharmaceuticals — 4.1%
40,859	Bristol-Myers Squibb Co.	1,943,254
6,849	Eli Lilly & Co.	5,508,445
		7,451,699
	Software — 11.9%
11,709	Adobe, Inc.[1]	6,459,270
24,260	Microsoft Corp.	10,149,171
36,158	Oracle Corp.	5,042,233
		21,650,674
	Specialty Retail — 4.5%
6,269	Home Depot, Inc.	2,307,995
18,133	Ross Stores, Inc.	2,597,190
8,970	Ulta Beauty, Inc.[1]	3,273,063
		8,178,248
	Technology Hardware, Storage & Peripherals — 4.6%
37,916	Apple, Inc.	8,420,385
	TOTAL COMMON STOCKS (Cost $74,654,312)	180,575,832
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$994,034	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $994,079, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $1,015,200, coupon rate of 4.250%, due 12/31/25, market value of $1,014,078)	994,034
	TOTAL REPURCHASE AGREEMENT (Cost $994,034)	994,034
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $75,648,346)	100.1%	$181,569,866
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(161,434)
NET ASSETS	100.0%	$181,408,432

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.0%
	Automobile Components — 0.7%
75,973	LCI Industries	$8,865,289
	Banks — 9.7%
295,409	Ameris Bancorp	17,987,454
440,861	BankUnited, Inc.	16,981,966
398,445	Cathay General Bancorp	17,659,083
1,287,995	FNB Corp.	19,757,843
311,137	Hancock Whitney Corp.	17,028,528
283,235	Western Alliance Bancorp	22,789,088
154,822	Wintrust Financial Corp.	16,751,740
		128,955,702
	Beverages — 1.2%
701,012	Primo Water Corp.	15,373,193
	Biotechnology — 3.8%
461,178	Alkermes PLC[1]	12,599,383
999,843	Dynavax Technologies Corp.[1]	11,188,243
325,222	Halozyme Therapeutics, Inc.[1]	17,971,768
1,255,112	Ironwood Pharmaceuticals, Inc.[1]	8,572,415
		50,331,809
	Broadline Retail — 0.7%
456,077	Kohl’s Corp.[2]	9,878,628
	Building Products — 2.0%
928,932	Hayward Holdings, Inc.[1]	13,738,904
846,901	Janus International Group, Inc.[1,2]	12,212,313
		25,951,217
	Capital Markets — 5.4%
99,269	Evercore, Inc. Class A	24,855,965
206,887	Stifel Financial Corp.	18,344,670
594,815	Virtu Financial, Inc. Class A	16,250,346
53,444	Virtus Investment Partners, Inc.	12,078,344
		71,529,325
	Chemicals — 0.9%
257,876	Ingevity Corp.[1]	11,833,930
	Construction & Engineering — 2.8%
185,655	Arcosa, Inc.	17,249,206
109,046	Dycom Industries, Inc.[1]	20,011,032
		37,260,238
	Consumer Staples Distribution & Retail — 0.9%
614,571	Grocery Outlet Holding Corp.[1,2]	12,021,009
	Containers & Packaging — 2.4%
551,500	Graphic Packaging Holding Co.	16,600,150
288,314	Silgan Holdings, Inc.	14,827,989
		31,428,139
	Diversified Consumer Services — 1.3%
448,648	Frontdoor, Inc.[1]	17,703,650
	Electric Utilities — 1.0%
277,798	Portland General Electric Co.	13,162,069
	Electrical Equipment — 1.3%
151,227	EnerSys	16,624,384
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.1%
755,416	TTM Technologies, Inc.[1]	$14,639,962
	Energy Equipment & Services — 2.2%
288,227	Helmerich & Payne, Inc.	11,650,135
726,656	Liberty Energy, Inc.	17,548,743
		29,198,878
	Financial Services — 2.1%
109,286	Euronet Worldwide, Inc.[1]	11,146,079
437,391	Radian Group, Inc.	16,227,206
		27,373,285
	Gas Utilities — 0.9%
255,240	New Jersey Resources Corp.	11,932,470
	Health Care Equipment & Supplies — 3.6%
165,127	CONMED Corp.	11,400,368
217,853	Globus Medical, Inc. Class A1	15,676,702
287,492	Integra LifeSciences Holdings Corp.[1]	7,132,677
836,182	Neogen Corp.[1,2]	14,240,179
		48,449,926
	Health Care Providers & Services — 3.9%
215,935	HealthEquity, Inc.[1]	16,946,579
1,054,754	NeoGenomics, Inc.[1,2]	18,700,788
1,247,441	R1 RCM, Inc.[1]	16,067,040
		51,714,407
	Health Care Technology — 1.5%
601,792	Certara, Inc.[1]	9,393,973
454,966	Evolent Health, Inc. Class A1	10,609,807
		20,003,780
	Hotel & Resort REITs — 0.8%
1,091,662	RLJ Lodging Trust	10,305,289
	Hotels, Restaurants & Leisure — 0.9%
203,713	Boyd Gaming Corp.	12,400,010
	Household Durables — 2.5%
304,371	La-Z-Boy, Inc.	13,434,936
449,172	Tri Pointe Homes, Inc.[1]	20,325,033
		33,759,969
	Household Products — 1.0%
413,793	Energizer Holdings, Inc.	12,740,687
	Industrial REITs — 1.7%
953,165	LXP Industrial Trust	9,817,600
327,379	STAG Industrial, Inc.	13,360,337
		23,177,937
	Insurance — 1.3%
246,871	Stewart Information Services Corp.	17,453,780
	Interactive Media & Services — 2.1%
668,898	Cargurus, Inc.[1]	16,602,049
232,472	Ziff Davis, Inc.[1]	11,130,759
		27,732,808
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.0%
131,814	ASGN, Inc.[1]	$12,478,831
442,845	DigitalOcean Holdings, Inc.[1,2]	14,671,455
		27,150,286
	Leisure Equipment & Products — 1.1%
342,331	YETI Holdings, Inc.[1,2]	14,155,387
	Life Sciences Tools & Services — 3.0%
2,040,486	Maravai LifeSciences Holdings, Inc. Class A1	19,853,929
28,238	Medpace Holdings, Inc.[1]	10,801,600
85,559	Mesa Laboratories, Inc.	9,798,216
		40,453,745
	Machinery — 1.0%
292,867	Hillenbrand, Inc.	12,953,507
	Media — 1.1%
76,626	Nexstar Media Group, Inc.	14,159,719
	Multi-Utilities — 0.9%
210,184	Black Hills Corp.	12,411,365
	Office REITs — 1.0%
1,601,629	Piedmont Office Realty Trust, Inc. Class A	13,854,091
	Oil, Gas & Consumable Fuels — 4.1%
905,031	CNX Resources Corp.[1]	23,956,170
372,914	SM Energy Co.	17,228,627
461,829	World Kinect Corp.	12,898,884
		54,083,681
	Pharmaceuticals — 1.9%
328,436	Pacira BioSciences, Inc.[1]	6,782,203
258,595	Prestige Consumer Healthcare, Inc.[1]	18,311,112
		25,093,315
	Professional Services — 3.1%
44,816	CACI International, Inc. Class A1	20,681,688
700,054	Verra Mobility Corp.[1]	21,092,627
		41,774,315
	Real Estate Management & Development — 1.1%
1,164,280	Cushman & Wakefield PLC[1]	15,263,711
	Semiconductors & Semiconductor Equipment — 1.9%
195,564	Diodes, Inc.[1]	15,293,105
205,390	Rambus, Inc.[1]	10,565,261
		25,858,366
	Software — 6.9%
204,911	CommVault Systems, Inc.[1]	31,320,646
563,925	PagerDuty, Inc.[1,2]	11,802,950
237,505	Progress Software Corp.	13,870,292
87,716	SPS Commerce, Inc.[1]	18,895,781
427,557	Verint Systems, Inc.[1]	15,451,910
		91,341,579
	Specialty Retail — 4.5%
72,617	Asbury Automotive Group, Inc.[1]	19,549,949
597,361	Foot Locker, Inc.	17,359,310
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
491,806	Valvoline, Inc.[1]	$22,868,979
		59,778,238
	Textiles, Apparel & Luxury Goods — 1.5%
292,256	Kontoor Brands, Inc.	20,501,758
	Trading Companies & Distributors — 4.2%
199,078	Beacon Roofing Supply, Inc.[1]	20,465,219
125,343	Boise Cascade Co.	17,809,987
103,773	WESCO International, Inc.	18,155,086
		56,430,292
	TOTAL COMMON STOCKS (Cost $934,449,447)	1,317,065,125
Face Amount
REPURCHASE AGREEMENT* — 1.2%
$16,136,762	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $16,137,479, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $16,479,100, coupon rate of 4.250%, due 12/31/25, market value of $16,459,632)	16,136,762
	TOTAL REPURCHASE AGREEMENT (Cost $16,136,762)	16,136,762
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
27,763,964	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32%[3]	27,763,964
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $27,763,964)	27,763,964
TOTAL INVESTMENTS (Cost $978,350,173)	102.3%	$1,360,965,851
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(30,064,011)
NET ASSETS	100.0%	$1,330,901,840

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.5%
3,901	RTX Corp.	$458,328
	Air Freight & Logistics — 1.8%
2,569	United Parcel Service, Inc. Class B	334,921
	Banks — 3.6%
3,151	JPMorgan Chase & Co.	670,533
	Beverages — 2.1%
2,321	PepsiCo, Inc.	400,767
	Biotechnology — 2.6%
1,456	Amgen, Inc.	484,076
	Capital Markets — 7.6%
970	Ameriprise Financial, Inc.	417,168
308	BlackRock, Inc.	269,962
4,678	Charles Schwab Corp.	304,959
4,025	Morgan Stanley	415,420
		1,407,509
	Chemicals — 4.0%
1,500	Air Products & Chemicals, Inc.	395,775
2,824	PPG Industries, Inc.	358,592
		754,367
	Communications Equipment — 2.4%
9,354	Cisco Systems, Inc.	453,201
	Consumer Staples Distribution & Retail — 1.9%
2,921	Dollar General Corp.	351,659
	Distributors — 1.6%
2,082	Genuine Parts Co.	306,283
	Electric Utilities — 2.0%
9,971	Exelon Corp.	370,921
	Electrical Equipment — 2.1%
1,314	Eaton Corp. PLC	400,494
	Electronic Equipment, Instruments & Components — 2.1%
2,569	TE Connectivity Ltd.	396,474
	Financial Services — 2.4%
5,815	Fidelity National Information Services, Inc.	446,766
	Food Products — 1.7%
4,563	Mondelez International, Inc. Class A	311,881
	Ground Transportation — 2.4%
1,827	Union Pacific Corp.	450,776
	Health Care Equipment & Supplies — 5.7%
3,837	Abbott Laboratories	406,492
1,314	Becton Dickinson & Co.	316,753
4,122	Medtronic PLC	331,079
		1,054,324
	Health Care Providers & Services — 2.3%
2,966	Quest Diagnostics, Inc.	422,062
	Hotels, Restaurants & Leisure — 3.9%
1,607	McDonald’s Corp.	426,498
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2024 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
3,809	Starbucks Corp.	$296,911
		723,409
	Household Products — 1.8%
2,066	Procter & Gamble Co.	332,130
	Insurance — 7.1%
4,349	Aflac, Inc.	414,808
3,106	Allstate Corp.	531,499
944	Everest Group Ltd.	370,869
		1,317,176
	IT Services — 2.1%
1,170	Accenture PLC Class A	386,825
	Machinery — 4.0%
1,192	Illinois Tool Works, Inc.	294,758
1,571	Snap-on, Inc.	450,924
		745,682
	Media — 3.7%
9,574	Comcast Corp. Class A	395,119
9,028	Interpublic Group of Cos., Inc.	290,431
		685,550
	Multi-Utilities — 2.6%
3,971	DTE Energy Co.	478,625
	Oil, Gas & Consumable Fuels — 4.8%
2,634	Chevron Corp.	422,678
3,181	Phillips 66	462,772
		885,450
	Personal Care Products — 1.7%
16,891	Kenvue, Inc.	312,315
	Pharmaceuticals — 3.4%
6,292	Bristol-Myers Squibb Co.	299,247
2,074	Johnson & Johnson	327,381
		626,628
	Professional Services — 1.8%
2,683	Paychex, Inc.	343,478
	Semiconductors & Semiconductor Equipment — 2.8%
2,531	Texas Instruments, Inc.	515,843
	Software — 3.0%
3,954	Oracle Corp.	551,385
	Specialty Retail — 3.2%
901	Home Depot, Inc.	331,712
1,907	Ross Stores, Inc.	273,140
		604,852
	Technology Hardware, Storage & Peripherals — 2.6%
3,875	NetApp, Inc.	492,047
	TOTAL COMMON STOCKS (Cost $12,511,941)	18,476,737
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.8%
$140,169	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $140,175, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $143,200, coupon rate of 4.250%, due 12/31/25, market value of $143,088)	$140,169
TOTAL REPURCHASE AGREEMENT (Cost $140,169)		140,169
TOTAL INVESTMENTS (Cost $12,652,110)	100.1%	$18,616,906
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(13,106)
NET ASSETS	100.0%	$18,603,800

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.6%
22,100	SPDR S&P 500 ETF Trust[1]	$12,172,901
30,000	Vanguard S&P 500 ETF[1]	15,177,900
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,610)	27,350,801
Face Amount
U.S. TREASURY BILLS* — 20.0%
$42,000,000	U.S. Treasury Bills, 4.466% due 08/8/24[1]	41,957,035
36,000,000	U.S. Treasury Bills, 5.207% due 10/10/24[1]	35,638,450
41,000,000	U.S. Treasury Bills, 5.250% due 12/12/24[1]	40,248,370
	TOTAL U.S. TREASURY BILLS (Cost $117,822,629)	117,843,855
REPURCHASE AGREEMENT* — 1.3%
7,430,864	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $7,431,195, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $7,588,500, coupon rate of 4.250%, due 12/31/25, market value of $7,579,527)	7,430,864
	TOTAL REPURCHASE AGREEMENT (Cost $7,430,864)	7,430,864
TOTAL PURCHASED OPTIONS (Cost $669,884,055)	118.9%	698,753,175
TOTAL INVESTMENTS (Cost $801,568,158)	144.8%	$851,378,695
LIABILITIES IN EXCESS OF OTHER ASSETS	(44.8)	(263,496,282)
NET ASSETS[2]	100.0%	$587,882,413

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $7,548,759 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	12/20/24	USD	1,000	$552,230,000	$160,760,000	$128,621,000	$32,139,000
S&P 500 Index	OCC**	4,000.00	09/20/24	USD	3,385	1,869,298,550	526,993,725	515,067,896	11,925,829
TOTAL CALLS						$2,421,528,550	$687,753,725	$643,688,896	$44,064,829
PUTS:
S&P 500 Index	OCC**	5,000.00	12/20/24	USD	1,000	552,230,000	5,685,000	16,781,000	(11,096,000)
S&P 500 Index	OCC**	5,000.00	09/20/24	USD	3,385	1,869,298,550	5,314,450	9,414,159	(4,099,709)
TOTAL PUTS						$2,421,528,550	$10,999,450	$26,195,159	$(15,195,709)
TOTAL PURCHASED OPTIONS						$4,843,057,100	$698,753,175	$669,884,055	$28,869,120
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	09/20/24	USD	3,385	1,869,298,550	(195,839,175)	(188,973,413)	(6,865,762)
S&P 500 Index	OCC**	5,000.00	12/20/24	USD	1,000	552,230,000	(67,280,000)	(45,106,500)	(22,173,500)
TOTAL CALLS						$2,421,528,550	$(263,119,175)	$(234,079,913)	$(29,039,262)
PUTS:
S&P 500 Index	OCC**	5,400.00	08/16/24	USD	350	193,280,500	(866,250)	(1,445,427)	579,177
S&P 500 Index	OCC**	5,500.00	08/16/24	USD	325	179,474,750	(1,629,875)	(2,345,881)	716,006
S&P 500 Index	OCC**	5,525.00	08/16/24	USD	30	16,566,900	(177,900)	(242,685)	64,785
S&P 500 Index	OCC**	5,550.00	08/16/24	USD	250	138,057,500	(1,746,250)	(2,436,525)	690,275
S&P 500 Index	OCC**	4,000.00	09/20/24	USD	3,385	1,869,298,550	(795,475)	(1,765,514)	970,039
S&P 500 Index	OCC**	4,000.00	12/20/24	USD	1,000	552,230,000	(1,240,000)	(4,301,500)	3,061,500
TOTAL PUTS						$2,948,908,200	$(6,455,750)	$(12,537,532)	$6,081,782
TOTAL WRITTEN OPTIONS						$5,370,436,750	$(269,574,925)	$(246,617,445)	$(22,957,480)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 25.9%
9,700	iShares MSCI EAFE ETF	$779,492
100,000	iShares MSCI Emerging Markets ETF	4,295,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,494,487)	5,074,492
Face Amount
U.S. TREASURY BILLS* — 13.3%
$400,000	U.S. Treasury Bills, 4.466% due 08/8/24	399,591
2,250,000	U.S. Treasury Bills, 5.250% due 12/12/24[1]	2,208,752
	TOTAL U.S. TREASURY BILLS (Cost $2,607,061)	2,608,343
REPURCHASE AGREEMENT* — 0.2%
46,025	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $46,028, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $47,100, coupon rate of 4.250%, due 12/31/25, market value of $47,143)	46,025
	TOTAL REPURCHASE AGREEMENT (Cost $46,025)	46,025
TOTAL PURCHASED OPTIONS (Cost $17,818,445)	92.2%	18,084,325
TOTAL INVESTMENTS (Cost $24,966,018)	131.6%	$25,813,185
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.6)	(6,199,853)
NET ASSETS[2]	100.0%	$19,613,332

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $585,756 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2024 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	09/20/24	USD	115	$63,506,450	$17,903,775	$17,498,614	$405,161
PUTS:
S&P 500 Index	OCC**	5,000.00	09/20/24	USD	115	63,506,450	180,550	319,831	(139,281)
TOTAL PURCHASED OPTIONS						$127,012,900	$18,084,325	$17,818,445	$265,880
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	44.00	08/16/24	USD	40	171,800	(1,000)	(830)	(170)
S&P 500 Index	OCC**	5,000.00	09/20/24	USD	115	63,506,450	(6,653,325)	(6,420,072)	(233,253)
TOTAL CALLS						$63,678,250	$(6,654,325)	$(6,420,902)	$(233,423)
PUTS:
iShares MSCI EAFE ETF	OCC**	78.00	08/16/24	USD	60	482,160	(1,170)	(1,150)	(20)
Russell 2000 Index	OCC**	2,150.00	08/16/24	USD	10	2,254,480	(11,550)	(37,785)	26,235
S&P 500 Index	OCC**	5,520.00	08/16/24	USD	15	8,283,450	(86,025)	(119,985)	33,960
S&P 500 Index	OCC**	4,000.00	09/20/24	USD	115	63,506,450	(27,025)	(59,981)	32,956
TOTAL PUTS						$74,526,540	$(125,770)	$(218,901)	$93,131
TOTAL WRITTEN OPTIONS						$138,204,790	$(6,780,095)	$(6,639,803)	$(140,292)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 100.4%
$365,720,946	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $365,737,201, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $373,478,200, coupon rate of 4.250%, due 12/31/25, market value of $373,035,546)	$365,720,946
TOTAL REPURCHASE AGREEMENT (Cost $365,720,946)		365,720,946
TOTAL INVESTMENTS (Cost $365,720,946)	100.4%	$365,720,946
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,325,337)
NET ASSETS	100.0%	$364,395,609

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 100.4%
$29,089,473	With Fixed Income Clearing Corp., dated 7/31/24, 1.60%, principal and interest in the amount of $29,090,765, due 8/1/24, (collateralized by a U.S. Treasury Note with a par value of $29,706,500, coupon rate of 4.250%, due 12/31/25, market value of $29,671,306)	$29,089,473
TOTAL REPURCHASE AGREEMENT (Cost $29,089,473)		29,089,473
TOTAL INVESTMENTS (Cost $29,089,473)	100.4%	$29,089,473
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(105,564)
NET ASSETS	100.0%	$28,983,909

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 0.0%
Wisconsin — 0.0%
$19,000	Public Finance Authority, WI, Revenue Bonds, 0.000% due 2/1/31[1]	$11,996
TOTAL MUNICIPAL BONDS (Cost $12,152)		11,996
TOTAL INVESTMENTS (Cost $12,152)	0.0%	$11,996
OTHER ASSETS IN EXCESS OF LIABILITIES	100.0	125,707,066
NET ASSETS	100.0%	$125,719,062

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
See Notes to Schedules of Portfolio Investments
60

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1.  Organization and Significant Accounting Policies
As of July 31, 2024, The Glenmede Fund, Inc. (the “Fund”) offers shares in seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the  Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily
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traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at July 31, 2024. The Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio had repurchase agreements at Level 2 of the hierarchy at July 31, 2024. The High Yield Municipal Portfolio had all investments in one state (Wisconsin) at Level 2 of the hierarchy at July 31, 2024.
Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of July 31, 2024 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$27,350,801	$—	$—	$27,350,801
U.S. Treasury Bills	—	117,843,855	—	117,843,855
Repurchase Agreement	—	7,430,864	—	7,430,864
Purchased Options
Calls	687,753,725	—	—	687,753,725
Puts	10,999,450	—	—	10,999,450
Total Purchased Options	698,753,175	—	—	698,753,175
Total Investments	726,103,976	125,274,719	—	851,378,695
Total	$726,103,976	$125,274,719	$—	$851,378,695
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(263,119,175)	$—	$—	$(263,119,175)
Puts	(6,455,750)	—	—	(6,455,750)
Total Written Options	(269,574,925)	—	—	(269,574,925)
Total	$(269,574,925)	$—	$—	$(269,574,925)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$5,074,492	$—	$—	$5,074,492
U.S. Treasury Bills	—	2,608,343	—	2,608,343
Repurchase Agreement	—	46,025	—	46,025
Purchased Options
Calls	17,903,775	—	—	17,903,775
Puts	180,550	—	—	180,550
Total Purchased Options	18,084,325	—	—	18,084,325
Total Investments	23,158,817	2,654,368	—	25,813,185
Total	$23,158,817	$2,654,368	$—	$25,813,185
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(6,654,325)	$—	$—	$(6,654,325)
Puts	(125,770)	—	—	(125,770)
Total Written Options	(6,780,095)	—	—	(6,780,095)
Total	$(6,780,095)	$—	$—	$(6,780,095)
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews
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the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2024 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of July 31, 2024, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,717,217	$(2,717,217)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,493,164	$(3,493,164)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,294	$(16,294)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,846	$(15,846)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$139,581	$(139,581)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$126,621	$(126,621)	$—	$—	$—
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Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$100,908	$(100,908)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,306,078	$(1,306,078)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$77,893	$(77,893)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$994,034	$(994,034)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,136,762	$(16,136,762)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$140,169	$(140,169)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$7,430,864	$(7,430,864)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$46,025	$(46,025)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$365,720,946	$(365,720,946)	$—	$—	$—
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Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$29,089,473	$(29,089,473)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of July 31, 2024. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Foreign Taxes:   Tax reclaims receivable, if any, are recorded based upon the Portfolios’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolios’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended July 31, 2024. During the period ended July 31, 2024, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of July 31, 2024, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $7,548,759 and $585,756, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $132,304,983 and $1,963,335 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or
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non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended July 31, 2024. During the period ended July 31, 2024, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Small Cap Equity Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of July 31, 2024, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$3,201,696	$3,288,513	$—	0.42
Quantitative U.S. Large Cap Growth Equity Portfolio	9,038,537	8,415,463	850,023	0.60
Quantitative U.S. Small Cap Equity Portfolio	35,551	19,835	16,793	1.53
Quantitative International Equity Portfolio	2,061,149	2,153,985	—	7.08
Responsible ESG U.S. Equity Portfolio	110,881	—	112,330	0.46
Quantitative U.S. Total Market Equity Portfolio	230,891	228,318	—	0.48
Small Cap Equity Portfolio	29,342,373	27,763,964	2,145,911	2.15
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of July 31, 2024.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Prior to August 19, 2022, each Portfolio was required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaced a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio was not guaranteed to receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for
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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into) and replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. As of July 31, 2024, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $31,879,510 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $7,179,891, and $12,971,189, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio , High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable or unwilling to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. The U.S. Federal Reserve has raised interest rates from March 2022 through the date of this report, and may continue to do so in the future.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short-term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to July 31, 2024 through the date the schedules of portfolio investments were filed with the SEC, and has determined that there were no material events that would require additional disclosure.
On June 4, 2024, the Board approved a plan of liquidation and termination for the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio, and High Yield Municipal Portfolio. Effective June 5, 2024, each Portfolio discontinued accepting orders for the purchase of the respective Portfolio’s shares. On August 1, 2024, each Portfolio was liquidated by distributing to investors holding shares of the respective Portfolio on such date their pro rata share of
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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
the proceeds in cash and all of the outstanding shares of the Portfolio were redeemed. In advance of the liquidation, and at the discretion of fund management, each Portfolio invested the proceeds from the liquidation of portfolio securities in cash equivalents or held the proceeds in cash, and may have held more cash or cash equivalents than normal, which may have prevented a Portfolio from meeting its stated investment objective.
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